                                                                                                   File No. 333-

As filed on February 17, 2004

                                      U.S. SECURITIES AND EXCHANGE COMMISSION

                                               Washington, DC 20549

                                                     FORM N-14
                            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                          Pre-Effective Amendment No. |_|
                                         Post-Effective Amendment No. |_|
                                         (Check appropriate box or boxes)

                                       American Skandia Advisor Funds, Inc.

                                (Exact Name of Registrant as Specified in Charter)

                                                  (203) 926-1888
                                         (Area Code and Telephone Number)

                                                One Corporate Drive
                                                 Shelton, CT 06484
                                      Address of Principal Executive Offices:
                                      (Number, Street, City, State, Zip Code)

                                             Richard H. Kirk, Esq.
                             Assistant Secretary, American Skandia Advisor Funds, Inc.
                                                One Corporate Drive
                                                 Shelton, CT 06484
                                      Name and Address of Agent for Service:
                                   (Number and Street) (City) (State) (Zip Code)

                                                    Copies to:

                                             Robert K. Fulton, Esquire
                                       Stradley, Ronon, Stevens & Young, LLP
                                             2600 One Commerce Square
                                            Philadelphia, PA 19103-7098

                             Approximate Date of Proposed Public Offering: As soon as
                          practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:  Shares of beneficial interest of the ASAF William Blair International
Growth Fund of American Skandia Advisor Funds.  No filing fee is due because Registrant is relying on Section
24(f) of the Investment Company Act of 1940, as amended.

                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                    ASAF INTERNATIONAL EQUITY FUND
                                                          One Corporate Drive
                                                             P.O. Box 883
                                                      Shelton, Connecticut 06484

                                                       IMPORTANT PROXY MATERIALS
                                                            PLEASE VOTE NOW

Dear Shareholder:                                                                   March    , 2004

         I am  writing to ask you to vote on an  important  proposal  whereby  the assets of the ASAF  International  Equity  Fund (the
"International  Equity Fund") would be acquired by the ASAF William Blair International  Growth Fund (the  "International  Growth Fund"
and together with the  International  Equity Fund, the "Funds").  The proposed  acquisition  is referred to as a merger.  The Funds are each a series of American Skandia Advisor Funds, Inc. ("ASAF").  A shareholder  meeting for the International  Equity Fund is scheduled for May 3, 2004. Only  shareholders of the International  Equity Fund will vote on the acquisition of the  International  Equity Fund's assets by the International Growth Fund.

         This package  contains  information  about the proposal and includes  materials you will need to vote.  The Board of Directors of ASAF has reviewed the proposal and  recommended  that it be presented to  shareholders  of the  International  Equity Fund for their consideration.  Although the Directors have determined that the proposal is in the best interests of  shareholders,  the final decision is up to you.

         If approved,  the proposed  merger would give you the  opportunity  to  participate  in a larger fund with similar  investment policies.  In addition,  shareholders are expected to realize a reduction in both the net and gross annual  operating  expenses paid on their  investment in the combined  fund.  The  accompanying  proxy  statement and  prospectus  includes a detailed  description  of the proposal.  Please read the enclosed  materials  carefully and cast your vote.  Remember,  your vote is extremely  important,  no matter how large or small your holdings.  By voting now, you can help avoid  additional  costs that would be incurred with  follow-up  letters and calls.

         To vote, you may use any of the following methods:

o By Mail.  Please  complete,  date and sign your proxy card before  mailing it in the enclosed  postage paid  envelope.  Votes must be received prior to ____________, 2004.

o By Internet.  Have your proxy card available. Go to the web site:  www.proxyvote.com.  Enter your [12-digit control number] from your proxy card. Follow the instructions found on the web site. Votes must be entered prior to [4 p.m. on ____________, 2004].

o By Telephone.  Call  [(800) 690-6903]  toll free. Enter your [12-digit  control number] from your proxy card. Follow the instructions given. Votes must be entered prior to [4 p.m. on _____________, 2004].

         If you have any questions before you vote, please call us at           . We are glad to help you  understand  the proposal and
assist you in voting. Thank you for your participation.

Judy Rice

President

                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                    ASAF INTERNATIONAL EQUITY FUND
                                                          One Corporate Drive
                                                             P.O. Box 883
                                                      Shelton, Connecticut 06484

                                               NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

         Notice is hereby given that a Special  Meeting of  Shareholders  (the  "Meeting") of the ASAF  International  Equity Fund (the
"International  Equity Fund") will be held at 100 Mulberry Street,  Gateway Center Three, 14th Floor,  Newark, New Jersey 07102, on May
3, 2004, at 11:00 a.m. Eastern Standard Time, for the following purposes:

1. For shareholders of the International  Equity Fund, to approve or disapprove a Plan of Reorganization  under which the International
Equity Fund will transfer all of its assets to, and all of its  liabilities  will be assumed by, the ASAF William  Blair  International
Growth Fund (the  "International  Growth Fund").  In connection with this proposed  transfer,  each whole and fractional  share of each class of the  International  Equity Fund shall be exchanged for whole and fractional  shares of equal net asset value of the same class of the International Growth Fund and outstanding shares of the International Equity Fund will be cancelled.

2. To transact such other business as may properly come before the Meeting or any adjournments of the Meeting.

         The  International  Equity Fund has fixed the close of  business on February 6, 2004 as the record date for the  determination of the  shareholders  of the  International  Equity  Fund,  as  applicable,  entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

Dated:  March ___________, 2004

                                            prospectus/proxy statement
                                                 TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
Cover Page.................................................................................................
Summary  ..................................................................................................
         The Proposal......................................................................................
         Shareholder voting................................................................................
Comparisons of Some Important Features of the Funds........................................................
         The investment objective and strategies of the Funds..............................................
         Other Non-Fundamental Investment Policies of the Funds............................................
         Fundamental Investment Restrictions of the Funds..................................................
         Risks of Investing in the Funds...................................................................
         Management of the Company and the Funds...........................................................
         Valuation.........................................................................................
         Distribution Plan.................................................................................
         Purchases, Redemptions, Exchanges and Distributions...............................................
         Fees and expenses.................................................................................
         Expense examples..................................................................................
Reasons for the Transaction................................................................................
Information about the Transaction..........................................................................
         Closing of the Transaction........................................................................
         Expenses of the Transaction.......................................................................
         Tax Consequences of the Transaction...............................................................
         Characteristics of the ASAF William Blair International Growth Fund shares........................
         Capitalization of the Funds and Capitalization after the Transaction..............................
Voting Information.........................................................................................
         Required vote.....................................................................................
         How to vote.......................................................................................
         Solicitation of proxies...........................................................................
Additional Information about the Company and the Funds.....................................................
Principal Holders of Shares................................................................................
Exhibits to Prospectus/Proxy Statement.....................................................................
         Exhibit A - Plan of Reorganization (attached).....................................................    A-1
         Exhibit B - Prospectus for the ASAF International Equity Fund and the
                  ASAF William Blair International Growth Fund
                  dated March 1, 2004 ..................................................................(enclosed)
         Exhibit C - ASAF Annual Report to Shareholders for fiscal year ended
                  October 31, 2003......................................................................(enclosed)

                                       AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                One Corporate Drive
                                                   P.O. Box 883
                                            Shelton, Connecticut 06484

                                            PROSPECTUS/PROXY STATEMENT
                                              Dated March _____, 2004

                          Acquisition of the Assets of the ASAF International Equity Fund

                 By and in exchange for shares of the ASAF William Blair International Growth Fund

         This  Prospectus/Proxy  Statement is furnished in  connection  with a Special  Meeting (the  "Meeting") of shareholders the ASAF International  Equity Fund, formerly known as the ASAF Strong  International Equity Fund (the
"Acquired  International  Fund"), a series of American Skandia Advisor Funds,  Inc. (the "Company"),  called by the
Company  to  approve  or  disapprove  a Plan of  Reorganization  (the  "Plan").  If  shareholders  of the  Acquired
International  Fund vote to approve the Plan,  you will  receive  shares of the ASAF  William  Blair  International
Growth Fund (the "William  Blair  International  Fund" and,  together  with the Acquired  International  Fund,  the
"Funds")  of the  Company  equal in value to your  investment  in shares of the  Acquired  International  Fund,  as provided  in the Plan and  described  at  greater  length  below.  The  Acquired  International  Fund  will then be liquidated and dissolved.

         The Meeting will be held at 100 Mulberry  Street,  Gateway Center Three,  14th Floor,  Newark,  New Jersey
07102 on May 3, 2004 at 11:00 a.m.  Eastern  standard  time.  The Board of Directors  of the Company is  soliciting these  proxies  on behalf of the  Strong  International.  This  Prospectus/Proxy  Statement  will  first be sent to shareholders on or about March __, 2004.

         The  investment  objective of the  Acquired  International  Fund is to seek  long-term  capital  growth by investing in a diversified  portfolio of  international  equity  securities  the issuers of which are considered to have strong  earnings  momentum,  whereas the investment  objective of the William Blair  International  Fund is to seek long-term growth of capital.  Each Fund invests primarily in equity securities of foreign companies.

         This  Prospectus/Proxy  Statement gives the information about the proposed  reorganization and issuance of shares of the William  Blair  International  Fund that you should know before  investing.  You should retain it for
future  reference.   Additional   information  about  the  William  Blair   International  Fund  and  the  proposed
reorganization  has  been  filed  with the  Securities  and  Exchange  Commission  ("SEC")  and can be found in the following documents:

|_|      The  Prospectus  for the  Funds  dated  March  1,  2004 is  enclosed  with and  considered  a part of this
     Prospectus/Proxy Statement.

|_|      A Statement of Additional  Information ("SAI") relating to this Prospectus/Proxy  Statement dated March 1,
     2004 has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

         You may request a free copy of the SAI  relating to this  Prospectus/Proxy  Statement  or other  documents related to the Company without charge by calling 1-800-752-6342 or by writing to the Company at the above address.

         The  SEC  has  not  approved  or  disapproved  these  securities  or  passed  upon  the  adequacy  of this
Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or  obligations  of, or guaranteed  or endorsed by, any bank,  and are not insured by the Federal Deposit Insurance  Corporation or any other U.S.  government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

         This is only a summary of certain information  contained in this  Prospectus/Proxy  Statement.  You should read the more complete  information in the rest of this  Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Funds (attached as Exhibit B).

The Proposal

         You are being  asked to  consider  and  approve  a Plan of  Reorganization  that  will have the  effect of combining  the  Acquired  International  Fund and the  William  Blair  International  Fund into a single  Fund.  If shareholders  of  the  Acquired  International  Fund  vote  to  approve  the  Plan,  the  assets  of  the  Acquired
International  Fund will be transferred to the William Blair  International Fund in exchange for a then equal value of shares of the William  Blair  International  Fund.  Shareholders  of the Acquired  International  Fund will have their shares of the Fund  exchanged  for William Blair  International  Fund shares of equal dollar value based upon the values of the shares at the time the  Acquired  International  Fund's  assets are  transferred  to the  William
Blair  International  Fund.  After the transfer of assets and exchange of shares have been completed,  the Acquired
International  Fund  will  be  liquidated  and  dissolved.  The  proposed  reorganization  is  referred  to in this
Prospectus/Proxy  Statement  as the  "Transaction."  As a  result  of  the  Transaction,  you  will  cease  to be a shareholder of the Acquired  International  Fund and will become a shareholder  of the William Blair  International
Fund.

         For the reasons set forth in the  "Reasons  for the  Transaction"  section,  the Board of Directors of the
Company  has  determined  that the  Transaction  is in the  best  interests  of the  shareholders  of the  Acquired
International  Fund and the William Blair  International  Fund,  and also concluded that no dilution in value would result to the shareholders of any of the Funds as a result of the Transaction.

The Board of  Directors  of the  Company,  on behalf  of the  Acquired  International  Fund and the  William  Blair
International Fund, has approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who own shares of the  Acquired  International  Fund at the close of business on February 6,
2004 (the "Record  Date") will be entitled to vote at the  Meeting,  and will be entitled to one vote for each full share and a  fractional  vote for each  fractional  share that they hold of the  Acquired  International  Fund.  To approve the Transaction for the  reorganization  of the Acquired  International  Fund, the affirmative  vote of the holders  of a  majority  of the total  number  of  shares  of  capital  stock of the  Acquired  International  Fund outstanding and entitled to vote thereon must be voted in favor of the Plan.

         Please  vote  your  shares  as  soon as you  receive  this  Prospectus/Proxy  Statement.  You may  vote by completing  and signing the enclosed  ballot (the "proxy  card") or over the  Internet or by phone.  If you vote by any of these methods, your votes will be officially cast at the Meeting by persons appointed as proxies.

         You can revoke or change  your  voting  instructions  at any time until the vote is taken at the  Meeting.
For  more  details  about  shareholder  voting,  see the  "Voting  Information"  section  of this  Prospectus/Proxy
Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objective and strategies of the Funds

         This section describes the investment  policies of the Acquired  International  Fund and the William Blair
International  Fund and the  differences  between them. For a complete  description of the investment  policies and risks of the William Blair  International  Fund, you should read the Prospectus for the Funds that is enclosed with this Prospectus/Proxy Statement.

         The  investment  objectives  of the  Funds  are  comparable.  The  investment  objective  of the  Acquired
International  Fund is to seek long-term  capital growth by investing in a diversified  portfolio of  international equity securities the issuers of which are considered to have strong earnings  momentum.  The investment  objective of the William Blair  International  Fund is to seek long-term  growth of capital.  The  investment  objectives for the Funds are non-fundamental policies and can be changed without shareholder approval.

         The  Acquired  International  Fund and the William  Blair  International  Fund invest  primarily in equity securities of foreign issuers.  Each Fund pursues its investment  objective through various  investment  strategies that are employed by the Fund's sub-advisor ( "Sub-advisor").

         The Acquired  International  Fund will invest,  under normal  circumstances,  at least 80% of the value of its net assets  (including  the amount of any borrowings for  investment  purposes,  if any) in equity  securities.
With respect to the 80%  investment  policy,  the Fund  defines  equity  securities  as  including  common  stocks, securities  convertible into common stocks and securities having common stock  characteristics  or other derivative instruments  whose value is based on common stocks,  such as rights,  warrants or options to purchase common stock, preferred stock,  convertible  preferred stock,  convertible  bonds,  convertible  debentures,  convertible  notes, depository  receipts,  futures contracts and swaps investments.  The Fund seeks to meet its investment objective by investing  its assets in a  diversified  portfolio  of equity  securities  of  companies  located or  operating  in developed non-U.S.  countries and emerging markets.  The Acquired  International Fund's portfolio equity securities will  ordinarily  be traded on a recognized  foreign  securities  exchange or traded in a foreign  over-the-counter market in the country where the issuer is principally  based,  but may also be traded in other countries  including the United States.

         The Sub-advisor for the Acquired  International  Fund intends to focus on companies with an  above-average potential  for long-term  growth and  attractive  relative  valuations.  In this regard,  the  Sub-advisor  selects companies  based on five key factors:  growth;  valuation;  management;  risk;  and  sentiment.  In  addition,  the
Sub-advisor looks for companies with the following  characteristics:  (i) a  distinguishable  franchise on a local, regional or global basis; (ii) a history of effective  management  demonstrated by expanding  revenues and earnings growth; (iii) prudent financial and accounting  policies;  and (iv) an ability to capitalize on a changing business environment.

         The Acquired  International  Fund will normally allocate assets among a variety of countries,  regions and industry sectors,  investing in at least five countries outside of the United States. In selecting  countries,  the
Acquired  International  Fund's  Sub-advisor  considers  such factors as economic  growth  prospects,  monetary and fiscal policies,  political stability,  currency trends and market liquidity.  The Fund may invest up to 40% of its total assets in any one country and up to 25% of its total assets in  securities  of issuers  located and operating primarily in emerging market countries.

         The William Blair International Fund will invest,  under normal  circumstances,  at least 80% of the value of its net assets  (including  the amount of any  borrowings  for  investment  purposes,  if any) in  securities of issuers that are  economically  tied to countries other than the United States.  Equity  securities  include common stocks,  preferred  stocks,  warrants  and  securities  convertible  into or  exchangeable  for common or preferred stocks.  The William Blair  International  Fund has the flexibility to invest on a worldwide basis in companies and organizations  of any size,  regardless of country of organization  or place of principal  business  activity.  The
Fund normally  invests  primarily in securities of issuers from at least five  different  countries,  excluding the
United States.  Although the William Blair International Fund intends to invest  substantially all of its assets in issuers  located outside the United States,  it may at times invest in U.S.  issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

         The William  Blair  International  Fund invests  primarily in companies  selected by the  Sub-advisor  for their growth  potential.  The Sub-advisor  generally  takes a "bottom up" approach to choosing  investments for the
Fund and seeks to identify  individual  companies with earnings growth  potential that may not be recognized by the market at large,  regardless  of where the  companies  are  organized  or where they  primarily  conduct  business.
Although  investments held by the William Blair International Fund may appear thematic,  the Sub-advisor  generally selects  securities  without  regard to any defined  allocation  among  countries,  geographic  regions or industry sectors,  or  other  similar  selection  procedure.  Current  income  is  not  a  significant  factor  in  choosing investments, and any income realized by the Fund will be incidental to its objective.

            Each  Fund  thus  pursues  its  objective  in a  different  manner.  The  Acquired  International  Fund considers  certain  macro-economic  factors,  such as monetary  and fiscal  policies,  whereas  the  William  Blair
International  Fund employs a  fundamental  analysis  approach to security  selection.  In  addition,  the Acquired
International  Fund limits its  investments  in any one country to no more than 40% of its total  assets and limits its  investments  in emerging  markets to no more than 25% of the Fund's  total  assets,  while the  William  Blair
International  Fund  invests in  countries  without  regard to any defined  allocation  or  limitation.  Each Fund, however,  generally  invests in equity  securities of foreign  issuers from at least five  different  countries and focuses on issuers that the Fund believes has potential for long-term growth.

Other non-fundamental investment policies of the Funds

         As noted above,  each Fund invests  primarily in equity  securities  of foreign  companies.  Under certain circumstances,  each Fund may invest a portion of its assets in other types of  investments  or employ  alternative investment  strategies.  In  general,  each Fund may  invest in debt  securities,  options  and  futures,  currency hedging  transactions  and  other  derivative  instruments.  As  described  more  fully  below,  each Fund may have limitations  on the  extent  to  which  it may  pursue  these  types  of  investments.  In  general,  the  Acquired
International  Fund is more limited in its ability to pursue these types of  investments,  while the William  Blair
International Fund has greater flexibility to pursue alternative investments.

         The  Acquired  International  Fund may invest up to 20% of its total  assets in debt or  preferred  equity securities  exchangeable for or convertible into marketable  equity securities of foreign  companies.  In addition, the Acquired  International  Fund may regularly invest up to 20% of its total assets in high-grade  short-term debt securities,  including  U.S.  Government  obligations,  investment  grade  corporate  bonds  or  taxable  municipal securities,  whether  denominated in U.S. dollars or foreign  currencies.  The Acquired  International Fund may use futures  contracts and related  options,  options on  securities,  securities  indices and currencies to attempt to hedge against the overall level of risk normally  associated with the Acquired  International  Fund's  investments.
The Acquired International Fund also may from time to time make short sales of securities "against the box."

         The  William  Blair  International  Fund may  invest  in debt  securities,  including  bonds  rated  below investment grade by the primary rating agencies  (so-called  "junk" bonds),  mortgage and  asset-backed  securities and zero  coupon,  pay-in-kind  and step  coupon  securities  (securities  that do not,  or may not  under  certain circumstances,  make  regular  interest  payments).  The  William  Blair  International  Fund may make short  sales
"against  the box." The William  Blair  International  Fund may also use  currency  hedging  techniques,  including forward currency exchange  contracts,  to manage exchange rate risk with respect to investments  exposed to foreign currency fluctuations.

         In  addition,  the William  Blair  International  Fund may enter into  futures  contracts  on  securities, financial  indices and foreign  currencies  and options on such  contracts and may invest in options on securities, financial  indices  and  foreign  currencies  and  interest  rate  swaps and  swap-related  products  (collectively
"derivative  instruments").  The  William  Blair  International  Fund  intends to use most  derivative  instruments primarily to hedge the value of its portfolio against potential  adverse  movements in securities  prices,  foreign currency  markets or interest  rates.  To a limited  extent,  the  William  Blair  International  Fund may also use
derivative   instruments  for  non-hedging  purposes  such  as  seeking  to  increase  income.  The  William  Blair
International Fund may invest in  indexed/structured  securities,  which typically are short- to  intermediate-term debt  securities  whose  value at  maturity  or  interest  rate is linked to  currencies,  interest  rates,  equity securities,  indices,  commodity prices or other financial  indicators.  Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors.

         Although the Funds do not expect to do so ordinarily,  during periods of adverse market  conditions,  each
Fund may invest all or substantially all of its assets  temporarily in a defensive  manner.  When investing in this manner,  the Funds  may  invest  in  high-grade,  short-term,  fixed-income  securities  (which  may  include  U.S.
Government  securities) or hold its assets in cash. While either Fund is in a defensive  position,  the opportunity to achieve its investment objective will be limited.

Fundamental investment restrictions of the Funds

         A  Fund  may  not  change  a  fundamental  investment  restriction  without  the  prior  approval  of  its shareholders.  A non-fundamental  investment policy,  however,  may be changed without shareholder  approval.  Each
Fund has adopted  fundamental  investment  restrictions  that are identical to each other Fund.  These  fundamental
restrictions   limit  a  Fund's  ability  to:  (i)  issue  senior   securities;   (ii)  borrow  money  (except  for
non-leveraging,  temporary or emergency purposes); (iii) underwrite securities;  (iv) purchase or sell real estate;
(v) purchase or sell physical  commodities;  (vi) make loans (except for certain securities lending  transactions);
and (vii)  concentrate  its  investments by investing more than 25% of the value of the Fund's assets in securities of issuers having their principal business activities in the same industry.

         In  addition,  each of the Funds have  adopted a  fundamental  investment  restriction  to  diversify  its investments.  Accordingly,  the Funds are considered  "diversified funds" under the Investment Company Act of 1940, as amended  (the  "Investment  Company  Act").  This means  that,  with  respect to 75% of the value of each Fund's total  assets,  each Fund  invests in cash,  cash  items,  obligations  of the U.S.  Government,  its  agencies  or instrumentalities,  securities of other investment  companies and "other  securities."  The "other  securities" are subject to the  requirement  that not more than 5% of total  assets of the Fund will be invested in the  securities of a single  issuer  and that the Fund  will not hold  more  than 10% of any  single  issuer's  outstanding  voting securities.  Accordingly,  a Fund may not purchase  the  securities  of any issuer if, as a result,  the Fund would fail to be a diversified  company  within the meaning of the Investment  Company Act and the rules and  regulations promulgated thereunder.

Risks of investing in the Funds

         Like all  investments,  an investment in either of the Funds  involves  risk.  There is no assurance  that either of the Funds will meet its  investment  objective.  As with any mutual fund  investing  primarily  in equity securities,  the  value  of the  securities  held by a Fund may  decline.  Stocks  can  decline  for many  reasons, including  reasons  related to the  particular  company,  the  industry  of which it is a part,  or the  securities markets generally.  These declines may be substantial.

         Each  Fund  invests  primarily  in  equity  securities  of  foreign  companies.   The  level  of  risk  of
international  funds will  generally  be higher  than the level of risk  associated  with  domestic  equity  funds.
Foreign  investments  involve  risks such as  fluctuations  in currency  exchange  rates,  unstable  political  and economic structures,  reduced  availability of information,  and lack of uniform financial reporting and regulatory practices such as those that apply to U.S.  issuers.  While neither Fund invests  primarily in companies located in developing  countries,  each Fund may invest in such companies to some degree,  and such investments may exacerbate the risks of foreign investing.

         In  addition,  there are certain  risks that are  associated  with the  particular  investment  strategies employed by each Fund. The Acquired  International  Fund limits its  investments in emerging  markets to 25% of the it's total assets. The William Blair International  Fund,  however,  has no such limit and may invest a substantial portion of its assets in countries  located in developing  markets and may be exposed to a greater risk  associated with such investments as compared to the Acquired  International  Fund. While the Acquired  International  Fund has
the authority to engage in transactions  intended to hedge its exposure to fluctuations in foreign  currencies,  it does not  currently  intend to do so. To the extent the  Acquired  International  Fund  invests  in  securities  of issuers  in  developing  countries,  the Fund may be  subject  to even  greater  levels  of risk  and  share  price fluctuation, as well as increased transaction costs and increased delays in settlement of transactions.

         The Acquired  International  Fund and the William Blair  International Fund may invest in debt securities, however,  the  Acquired  International  Fund will limit its  investments  in  non-convertible  debt  securities  to
investment-grade   short-term-debt  securities.  The  William  Blair  International  Fund  does  not  have  such  a limitation  and,  therefore,  to the extent that the William  Blair  International  Fund invests in  non-investment grade debt securities,  it may incur a greater risk associated with such investments,  such as credit risk and risk of default.  In  addition,  the William  Blair  International  Fund may invest in debt  securities  and  derivative instruments  to a greater  extent  that the  Acquired  International  Fund and,  therefore,  to the extent that the
William Blair  International  Fund makes such investments,  it may incur a greater risk associated with those types of investments as compared to the Acquired International Fund.

         For more information  about the risks  associated with the Funds'  investment  strategies,  see the Funds'
Prospectus,  and for a more  detailed  discussion  of the  Funds'  investments,  see  the  Company's  Statement  of
Additional Information, all of which are incorporated into this Proxy Statement by reference.

Federal Income Tax Considerations

         Each Fund is treated as a separate  entity for federal  income tax  purposes.  Each Fund has qualified and elected or intends to qualify and elect to be treated as a "regulated  investment  company"  under  Subchapter M of the Internal  Revenue Code of 1986, as amended (the  "Code"),  and intends to continue to so qualify in the future.
As a regulated  investment  company,  a Fund must, among other things:  (a) derive at least 90% of its gross income from  dividends,  interest,  payments with respect to loans of stock and  securities,  gains from the sale or other disposition  of stock,  securities or foreign  currency and other income  (including  but not limited to gains from options,  futures,  and  forward  contracts)  derived  with  respect to its  business of  investing  in such stock, securities or foreign  currency;  and (b) diversify its holdings so that, at the end of each quarter of its taxable year:  (i) at least  50% of the  value of the  Fund's  total  assets  is  represented  by cash,  cash  items,  U.S.
Government  securities,  securities of other regulated  investment  companies,  and other  securities  limited,  in respect  of any  one  issuer,  to an  amount  not  greater  than  5% of the  Fund's  total  assets,  and 10% of the outstanding  voting  securities  of such  issuer;  and (ii) not more than 25% of the  value of its total  assets is invested in the  securities  of any one issuer  (other  than U.S.  Government  securities  or  securities  of other regulated  investment  companies).  As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal  income taxes on the net  investment  income and capital gain that it  distributes to its shareholders,  provided that at least 90% of its net investment income and realized net short-term  capital gain in excess of net  long-term  capital loss for the taxable year is  distributed  in  accordance  with the Code's timing requirements

         The  Transaction  may  entail  various  tax  consequences,  which are  discussed  under the  caption  "Tax
Consequences of the Transaction."

Management of the Company and the Funds

         American Skandia Investment  Services,  Inc. ("ASISI"),  One Corporate Drive,  Shelton,  Connecticut,  and
Prudential  Investments  LLC ("PI"),  Gateway  Center Three,  100 Mulberry  Street,  Newark,  New Jersey,  serve as co-managers  (each an  "Investment  Manager" and  together the  "Investment  Managers")  pursuant to an  investment management  agreement with the Company on behalf of each Fund (the  "Management  Agreement").  Under the Management
Agreement,   PI,  as  co-manager,   will  provide  supervision  and  oversight  of  ASISI's  investment  management responsibilities with respect to the Company.  Pursuant to the Management  Agreement,  the Investment Managers will jointly  administer  each Fund's  business  affairs and supervise each Fund's  investments.  Subject to approval by the Board of Directors,  the  Investment  Managers may select and employ one or more  sub-advisors  for a Fund, who will have primary  responsibility  for determining what  investments the Fund will purchase,  retain and sell. Also subject to the approval of the Board of Directors,  the  Investment  Managers may  reallocate a Fund's assets among sub-advisors  including (to the extent legally  permissible),  affiliated  sub-advisors,  consistent  with a Fund's investment objectives.

         The  Company  has  obtained  an  exemption  from the SEC that  permits  an  Investment  Manager  to change sub-advisors for each of its series,  including the Funds, and to enter into new  sub-advisory  agreements  without obtaining  shareholder  approval of the changes.  Any such  sub-advisor  change would be subject to approval by the
Board of Directors of the Company.  This  exemption  (which is similar to  exemptions  granted to other  investment companies  that are  operated  in a similar  manner  as the  Company)  is  intended  to  facilitate  the  efficient supervision and management of the sub-advisors by the Investment Managers and the Directors of the Company.

         The Investment  Managers  currently  engage the following  Sub-advisor  to manage the  investments of each
Fund in accordance with the Fund's  investment  objective,  policies and limitations and any investment  guidelines established by the Investment  Managers.  The  Sub-advisor is  responsible,  subject to the supervision and control of the Investment Managers,  for the purchase,  retention and sale of securities in the Fund's investment portfolio under its management.

         William Blair & Company,  L.L.C. ("William Blair"),  located at 222 West Adams Street,  Chicago,  Illinois
60606,  serves as Sub-advisor to the Acquired  International Fund and the William Blair  International  Fund. Prior
to December  12,  2003,  Strong  Capital  Management,  Inc.,  ("Strong")  100 Heritage  Reserve,  Menomonee  Falls,
Wisconsin  53051,  served as Sub-advisor  for the Acquired  International  Fund.  Management's  recommendations  to replace  Strong as  Sub-advisor to the Acquired  International  Fund  contemplated  that the  Transaction  would be submitted  to  shareholders  of the  Acquired  International  Fund for  approval  for the  reasons set forth in the section "REASONS FOR THE TRANSACTION" below.

         Since its founding in 1935, the William Blair has been dedicated to  researching,  financing and investing in high quality growth companies  through four primary  divisions:  investment  banking;  sales and trading;  asset management;  and private capital.  As of December 31, 2003,  William Blair managed  approximately  $17.3 billion in assets.  The portfolio  manager  responsible for the day-today  management of the Acquired  International  Fund and the William Blair  International  Fund is W. George Greig. Mr. Greig is a principal of William Blair and joined the firm in 1996 as an  international  portfolio  manager  and has  managed  the Fund since  William  Blair  became its sub-advisor in November 2002.

         Pursuant  to the  Management  Agreement,  ASISI  receives  a  monthly  investment  management  fee for the performance  of its services.  The investment  management fee is accrued daily for the purposes of determining  the sale  and  redemption  price of a  Fund's  shares.  ASISI  pays  each  Sub-advisor  a  portion  of such fee for the performance of the sub-advisory services at no additional cost to a Fund.

         Under the Management  Agreement with respect to the Acquired  International Fund, the Fund is obligated to pay  ASISI an  annual  investment  management  fee  equal to 1.10% of its  average  daily  net  assets.  Under  the
Management  Agreement with respect to the William Blair  International  Fund, the Fund is obligated to pay ASISI an annual  investment  management fee equal to 1.00% of its average daily net assets.  Consequently,  the shareholders of the  Acquired  International  Fund will pay an  investment  management  fee at a lesser  rate as a result of the
Transaction.

         ASISI pays William Blair  sub-advisory  fees from the portion of the investment  management fee that ASISI receives  from each Fund.  ASISI  pays such  sub-advisory  fees  without  any  additional  expense  to a Fund.  The current  sub-advisory  fee  arrangements  are the same for each Fund.  With respect to the  Acquired  International
Fund and the  William  Blair  International  Fund,  ASISI pays  William  Blair an annual rate equal to 0.30% of the portion of the  combined  average  daily net assets of each Fund not in excess of $500  million;  plus 0.25% of the portion over $500 million but not in excess of $1 billion; plus 0.20% of the portion in excess of $1 billion.

         Prior to December  12,  2003,  ASISI paid Strong a  sub-advisory  fee equal to 0.45% of the portion of the combined  average  daily net assets not in excess of $500  million;  plus 0.40% of the portion over of $500 million but not in excess of $1  billion;  plus 0.35% of the portion in excess of $1 billion.  Consequently,  with  respect to the Acquired  International  Fund's assets,  ASISI pays sub-advisory fees at a lesser rate,  regardless of asset levels,  as a result of the change in  sub-advisors  and,  therefore,  retains a greater  portion of the investment management  fee.  For the  fiscal  year  ended  October  31,  2003,  ASISI  paid  Strong  a  total  of $[ ] for its sub-advisory  services.  If the  sub-advisory  rates  applicable  to the William Blair  International  Fund were in effect  during that period with respect to the Acquired  International  Fund's  assets,  ASISI would have paid $[ ]
in sub-advisory fees to Strong for the Acquired International Fund for that period.

         The  Investment  Manager  has  voluntarily  agreed  until  March 1,  2005 to  reimburse  each Fund for its respective  operating  expenses,  exclusive  of  taxes,  interest,  brokerage  commissions,  distribution  fees and extraordinary  expenses,  but inclusive of the management fee, which in the aggregate exceed specified  percentages of a Fund's average net assets as follows:  Acquired  International  Fund,  1.60%; and William Blair  International
Fund,  1.60%.  The  Investment  Manager may  terminate  the above  voluntary  agreements at any time after March 1,
2005.  Voluntary  payments of Fund expenses by the Investment  Manager may be made subject to  reimbursement by the
Fund, at the  Investment  Manager's  discretion,  within the two year period  following  such payment to the extent permissible  under  applicable  law and provided that the Fund is able to effect such  reimbursement  and remain in compliance with applicable expense limitations.

Distribution Plan

         American   Skandia   Marketing,   Incorporated   and  Prudential   Investment   Management   Services  LLC
(collectively,  the  "Distributor")  serves as the  principal  underwriters  and  distributors  for each Fund.  The
Company  adopted a  Distribution  and Service Plan  (commonly  known as a "12b-1 Plan") for each Class of shares to compensate the Distributor for its services and costs in distributing  shares and servicing  shareholder  accounts.
Under the  Distribution  and Service  Plan for Class A shares,  the Fund pays the  Distributor  0.50% of the Fund's average  daily net assets  attributable  to Class A shares.  Under the Plans for Class B, X and C shares,  the Fund pays the  Distributor  1.00% of the Fund's average daily net assets  attributable  to the relevant Class of shares.
Because these fees are paid out of a Fund's  assets on an ongoing  basis,  these fees may, over time,  increase the cost of an investment in the Fund and may be more costly than other types of sales charges.

         The  Distributor  uses  distribution  and service fees received  under each Plan to  compensate  qualified dealers for services  provided in connection with the sale of shares and the  maintenance of shareholder  accounts.
In addition,  the Distributor uses  distribution and service fees received under the Class X Plans as reimbursement for its purchases of Bonus Shares.

Valuation

         The net asset  value  ("NAV")  per share is  determined  for each  class of shares for each Fund as of the time of the close of the New York Stock  Exchange  ("NYSE")  (which is  normally  4:00 p.m.  Eastern  time) on each business day by dividing the value of the Fund's total assets  attributable to a class,  less any  liabilities,  by the  number of total  shares of that  class  outstanding.  In  general,  the  assets of each Fund are valued on the basis of market quotations.  However,  in certain  circumstances  where market quotations are not readily available or where market quotations for a particular  security or asset are believed to be unreliable,  securities and other assets are valued by methods that are believed in good faith to accurately reflect their fair value.

Purchases, Redemptions, Exchanges and Distributions

         The  purchase  policies  for each Fund are  identical.  The  offering  price is the NAV per share plus any initial  sales  charge  that  applies.  Class A shares are sold at NAV plus an initial  sales  charge  that  varies depending  on the  amount of your  investment.  Class B shares are sold at NAV per share  without an initial  sales charge.  However,  if Class B shares are redeemed  within  seven years of their  purchase,  a  contingent  deferred sales charge  ("CDSC")  will be deducted  from the  redemption  proceeds.  Class C shares are sold at NAV per share without an initial sales charge.  However,  if Class C shares are redeemed  within 12 months of the first  business day of calendar  month of their  purchase,  a CDSC of 1.0% will be deducted from the redemption  proceeds.  Class X shares are sold at NAV per share  without an initial  sales  charge.  In  addition,  investors  purchasing  Class X shares  will  receive,  as a bonus,  additional  shares  having a value  equal  to  2.50% of the  amount  invested.
Although  Class X shares are sold without an initial  sales charge,  if Class X shares are redeemed  within 8 years of their purchase, a CDSC will be deducted from the redemption proceeds.

         The redemption  policies for each Fund are  identical.  Your shares will be sold at the next NAV per share determined  after  your  order  to sell is  received,  less  any  applicable  CDSC  imposed.  Refer  to the  Funds'
Prospectus for more information regarding how to sell shares.

         Shares of each Fund may be  exchanged  for shares of the same class of other  Funds and other funds of the
Company at NAV per share at the time of  exchange.  Exchanges of shares  involve a redemption  of the shares of the
Fund you own and a  purchase  of shares of  another  fund.  Shares  are  normally  redeemed  and  purchased  in the exchange  transaction  on the  business  day on which the Transfer  Agent  receives an exchange  request that is in proper form, if the request is received by the close of the NYSE that day.

         Each Fund will  distribute  substantially  all of its income and capital gains to  shareholder  each year.
Each Fund will declare dividends, if any, annually.

Fees and expenses

         The following table describes the fees and expenses that  shareholders  may pay if they hold shares of the
Acquired  International  Fund or the William Blair  International  Fund, as well as the projected fees and expenses of the William Blair  International  Fund after the  Transaction.  The  projected  fees and expenses of the William
Blair  International  Fund are based on the assumption  that the  shareholders of the Acquired  International  Fund approve the Transaction.

         Class A Shares
         --------------

                                                                                                     William Blair
                                                                                                     -------------
                                                                Acquired        William Blair      International Fund
                                                                ---------       --------------     ------------------
                                                              International     International      After Transaction
                                                              --------------    --------------     -----------------
                                                               Fund Class A      Fund Class A           Class A
                                                               ------------      ------------           -------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)........                5.75%             5.75%             5.75%
   Maximum Contingent Deferred Sales Charge (Load) (as %
     of original purchase price...................                None1           None1             None1
   Redemption Fee.................................                None2           None2             None2
   Exchange Fee...................................                None            None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................           1.10%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........           0.50%              0.50%                0.50%
       Other Expenses.............................           1.10%              0.86%                0.88%
       Advisory Fee Waivers and Expense Reimbursement
                                                            (0.60)%            (0.26)%              (0.28)%
       Total Annual Fund Operating Expenses.......           2.10%              2.10%                2.10%

         Class B Shares
         --------------

                                                                                                     William Blair
                                                                                                     -------------
                                                                Acquired        William Blair      International Fund
                                                                ---------       --------------     ------------------
                                                              International     International      After Transaction
                                                              --------------    --------------     -----------------
                                                               Fund Class B      Fund Class B           Class B
                                                               ------------      ------------           -------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)........                None              None              None
   Maximum Contingent Deferred Sales Charge (Load) (as %
     of original purchase price...................                6.00%3         6.00%3            6.00%3
   Redemption Fee.................................                None2           None2             None2
   Exchange Fee...................................                None            None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................                1.10%             1.00%            1.00%
       Estimated Distribution (12b-1) Fees........                1.00%             1.00%            1.00%
       Other Expenses.............................                1.13%             0.86%            0.88%
       Advisory Fee Waivers and Expense Reimbursement
                                                                 (0.63)%           (0.26)%          (0.28%)
       Total Annual Fund Operating Expenses.......                2.60%             2.60%            2.60%

         Class C Shares
         --------------

                                                                                                     William Blair
                                                                                                     -------------
                                                                Acquired        William Blair      International Fund
                                                                ---------       --------------     ------------------
                                                              International     International      After Transaction
                                                              --------------    --------------     -----------------
                                                               Fund Class C      Fund Class C           Class C
                                                               ------------      ------------           -------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)........                  1.00%             1.00%             1.00%
   Maximum Contingent Deferred Sales Charge (Load) (as %
     of original purchase price...................                  1.00%3            1.00%3            1.00%3
   Redemption Fee.................................                  None2             None2             None2
   Exchange Fee...................................                  None              None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................                 1.10%              1.00%             1.00%
       Estimated Distribution (12b-1) Fees........                 1.00%              1.00%             1.00%
       Other Expenses.............................                 1.12%              0.86%             0.88%
       Advisory Fee Waivers and Expense Reimbursement
                                                                  (0.62)%            (0.26)%           (0.28)%
       Total Annual Fund Operating Expenses.......                 2.60%              2.60%             2.60%

         Class X Shares
         --------------

                                                                                                     William Blair
                                                                                                     -------------
                                                                Acquired        William Blair      International Fund
                                                                ---------       --------------     ------------------
                                                              International     International      After Transaction
                                                              --------------    --------------     -----------------
                                                               Fund Class X      Fund Class X           Class X
                                                               ------------      ------------           -------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)........                 None              None                  None
   Maximum Contingent Deferred Sales Charge (Load) (as %
     of original purchase price...................                6.00%3            6.00%3                  6.00%3
   Redemption Fee.................................               None2               None2                  None2
   Exchange Fee...................................               None                None                    None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................           1.10%                    1.00%             1.00%
       Estimated Distribution (12b-1) Fees........           1.00%                    1.00%             1.00%
       Other Expenses.............................           1.00%                    1.00%             1.00%
       Advisory Fee Waivers and Expense Reimbursement
                                                                  (0.63%)            (0.26)%           (0.28)%
       Total Annual Fund Operating Expenses.......                 2.60%              2.60%             2.60%
1. Under  certain  circumstances,  purchases of Class A shares not subject to an initial  sales charge  (load) will be subject to a contingent  deferred  sales  charge  (load)  ("CDSC") if redeemed  within 12 months of the calendar month of  purchase.  For an  additional  discussion  of the Class A CDSC,  see this  Prospectus  under  "How to Buy
Shares."
2. A $10 fee may be imposed for wire  transfers  of  redemption  proceeds.  For an  additional  discussion  of wire redemptions, see this Prospectus under "How to Redeem Shares."
3. If you  purchase  Class B or X shares,  you do not pay an  initial  sales  charge  but you may pay a CDSC if you redeem some or all of your  shares  before the end of the seventh (in the case of Class B shares) or eighth (in the case of Class X shares)  year after  which you  purchased  such  shares.  The CDSC is 6%, 5%, 4%, 3%, 2%, 2% and 1%
for  redemptions  of Class B shares  occurring in years one through  seven,  respectively.  The CDSC is 6%, 5%, 4%,
4%, 3%, 2%, 2% and 1% for  redemptions  of Class X shares  occurring in years one through eight,  respectively.  No
CDSC is charged  after these  periods.  If you purchase  Class C shares,  you may pay an initial sales charge of 1%
and you may incur a CDSC if you redeem some or all of your Class C shares  within 12 months of the  calendar  month of purchase.  For a discussion of the Class B, X and C CDSC, see this Prospectus under "How to Buy Shares."

Expense Examples

Full  Redemption  - These  examples  are  intended to help you compare the cost of  investing in each Fund with the cost of  investing  in other  mutual  funds,  and the cost of  investing  in the Growth  and Income  Fund after the
Transaction.  They assume  that you invest  $10,000,  that you  receive a 5% return each year,  and that the Funds'
total  operating  expenses remain the same.  Although your actual costs may be higher or lower,  based on the above assumptions your costs would be:

   Class A Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Acquired International Fund                          776           1,312           1,872           3,391
William Blair International Fund                     776           1,246           1,741           3,097
William Blair International Fund                     776           1,250           1,749           3,115
(Projected after the Transaction)

   Class B Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Acquired International Fund                          863           1,336           1,834           3,366
William Blair International Fund                     863           1,261           1,686           3,048
William Blair International Fund                     863           1,266           1,694           3066
(Projected after the Transaction)

   Class C Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Acquired International Fund                          460           1,025           1,713           3,545
William Blair International Fund                     460           953             1,571           3,235
William Blair International Fund                     460           957             1,579           3,253
(Projected after the Transaction)

   Class X Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Acquired International Fund                          870           1,360           1,975           3,575
William Blair International Fund                     870           1,283           1,823           3,246
William Blair International Fund                     870           1,287           1,831           3,264
(Projected after the Transaction)

No Redemption - You would pay the following  expenses based on the above assumptions  except that you do not redeem your shares at the end of each period:

   Class A Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Acquired International Fund                          776           1,312           1,872           3,391
William Blair International Fund                     776           1,246           1,741           3,097
William Blair International Fund                     776           1,250           1,749           3,115
(Projected after the Transaction)

   Class B Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Acquired International Fund                          263           936             1,634           3,366
William Blair International Fund                     263           861             1,486           3,048
William Blair International Fund                     263           866             1,494           3066
(Projected after the Transaction)

   Class C Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Acquired International Fund                          360           1,025           1,713           3,545
William Blair International Fund                     360           953             1,571           3,235
William Blair International Fund                     360           957             1,579           3,253
(Projected after the Transaction)

   Class X Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Acquired International Fund                          270           960             1,675           3,575
William Blair International Fund                     270           883             1,523           3,246
William Blair International Fund                     270           887             1,531           3,264
(Projected after the Transaction)

Performance

         The bar charts show the  performance  of the Class A shares of each Fund for each full  calendar  year the
Fund has been in  operation.  The first table  below each bar chart shows each such Fund's best and worst  quarters during the periods  included in the bar chart.  The second  table shows the average  annual  total  returns  before taxes for each Class of each Fund for 2003 and since  inception,  as well as the average annual total returns after taxes on distributions  and after taxes on  distributions  and redemptions for Class A shares of each Fund for 2003 and since inception.

         This  information  may help provide an indication of each Fund's risks by showing  changes in  performance from year to year and by  comparing  each Fund's  performance  with that of a  broad-based  securities  index.  The average  annual  figures  reflect  sales  charges;  the other  figures do not,  and would be lower if they did. All figures assume  reinvestment of dividends.  Past performance does not necessarily  indicate how a Fund will perform in the future.

Acquired International Fund
---------------------------

[[CHART]]

                  -------------------------------------------------- ------------------------------------------------
                  Best Quarter                                       WORST QUARTER
                  Up 15.40% 4th Quarter 2003                         Down 18.34% 3rd Quarter 2002
                  -------------------------------------------------- ------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

                  For periods ended December 31, 2003
                  ----------------------------------- ------------- -------------------------- ------------------------
                                                                             5 Years
                  Class A                                             (or since inception**)          10 Years
                                                         1 Year
                  Return Before Taxes                       21.64%                    -10.87%                      N/A
                  Return After Taxes on                     21.64%                    -10.87%                      N/A
                  Distributions
                  Return After Taxes on                     14.07%                     -8.96%                      N/A
                  Distributions and Sale of Fund
                  Shares
                  Class B
                  Return Before Taxes                       28.57%                    -10.20%                      N/A
                  Class C
                  Return Before Taxes                       28.69%                    -10.26%                      N/A
                  Class X                                                              -9.66%
                  Return Before Taxes                       31.79%                     -9.66%                      N/A
                  Index
                  Standard & Poor's 500 Index               28.67%                        N/A                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  *    Inception date: November 1, 1999.
                  ** For the period of December  10, 2001 to December 15,  2003,  the Acquired  International
                  Fund was known as the ASAF Strong  International Equity Fund and Strong Capital Management,
                  Inc.  served as the  Sub-Advisor  to the Fund.  Prior to  December  10,  2001 the  Acquired
                  International  Fund was known as the ASAF AIM  International  Equity Fund and A I M Capital
                  Management, Inc. served as Sub-advisor to the Fund.

                  After-tax  returns  are shown for Class A shares  only.  The  after-tax  returns  for other
                  Classes  will  vary.   After-tax  returns  are  calculated  using  the  historical  highest individual  federal  marginal  income tax rates and do not  reflect the impact of state and local taxes.  During periods of negative NAV performance,  the after-tax returns assume the investor receives a write-off at the historical  highest individual federal marginal income rate.  Actual  after-tax  returns depend on an investor's tax situation and may differ from those  shown,  and  after-tax  returns are not  relevant to  investors  who hold their Fund shares  through  tax-deferred  arrangements  such as 401(k) plans or individual  retirement accounts.

William Blair International Fund
--------------------------------

[[CHART]]

                  -------------------------------------------------- ------------------------------------------------
                  Best Quarter                                       WORST QUARTER
                  -------------------------------------------------- ------------------------------------------------
                  -------------------------------------------------- ------------------------------------------------
                  Up 55.63%, 4th Quarter 1999                        Down 21.42%, 3rd Quarter 2001
                  -------------------------------------------------- ------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

                  For periods ended December 31, 2003
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class A                             1 Year                 5 Years              Since inception**
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                       32.83%                     -0.98%                    1.49%
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                     32.83%                      -.98%                    1.49%
                  Distributions
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                     21.34%                     -0.74%                    1.35%
                  Distributions and Sale of Fund
                  Shares
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class B
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                       34.18%                     -0.81%                    1.72%
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class C
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                       37.81%                     -0.37%                    2.07%
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class X
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                       37.66%                     -0.48%                    2.15%
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Index
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Standard & Poor's 500 Index               28.67%                     -2.81%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  *    Inception date: December 31, 1997
                  ** Prior to November 11, 2002,  the Fund was known as the ASAF Janus  Overseas  Growth Fund and Janus Capital Management, LLC served as the Sub-advisor to the Fund.

                  After-tax  returns  are shown for Class A shares  only.  The  after-tax  returns  for other
                  Classes  will  vary.   After-tax  returns  are  calculated  using  the  historical  highest individual  federal  marginal  income tax rates and do not  reflect the impact of state and local taxes.  During periods of negative NAV performance,  the after-tax returns assume the investor receives a write-off at the historical  highest individual federal marginal income rate.  Actual  after-tax  returns depend on an investor's tax situation and may differ from those  shown,  and  after-tax  returns are not  relevant to  investors  who hold their Fund shares  through  tax-deferred  arrangements  such as 401(k) plans or individual  retirement accounts.

REASONS FOR THE TRANSACTION

         The  Directors,  including  all of the  Directors  who are not  "interested  persons" of the Company  (the
"Independent  Directors")  have unanimously  determined that the Transaction  would be in the best interests of the shareholders of the Acquired  International  Fund and the William Blair  International  Fund and that the interests of the  shareholders  of the Acquired  International  Fund and the William  Blair  International  Fund would not be diluted as a result of the  Transaction.  At a meeting held on November 19, 2003, the Board  considered a number of factors that it believes benefits the shareholders of the Acquired International Fund, including the following:

o  the compatibility of the Funds' investment objectives, policies and restrictions;

o the relative past and current growth in assets and  historical  investment  performance  records of the Funds and their future prospects for growth;

o  the relative expense ratios of the Funds and the impact of the proposed Transaction on the expense ratios;

o         the estimated costs of the Transaction, which will be borne by PI or its affiliates;

o  the anticipated tax consequences of the Transaction with respect to each Fund and its shareholders;

o the  relative  size of each of the Acquired  International  Fund as compared to the William  Blair  International
Fund and the past and  anticipated  future  inability of the Acquired  International  Fund to achieve  satisfactory asset growth; and

o        the  potential  benefits of the proposed  Transaction  to the  shareholders  of each Fund,  including  the long-term economies of scale.

         At the  November  19 meeting,  the  Investment  Managers  recommended  the  Transaction  to the Board.  In recommending the Transaction,  the Investment Managers advised the Board that the Funds have comparable  investment objectives,  and similar policies and investment  portfolios.  Moreover,  the Investment Managers reported that the
Funds have had  similar  investment  styles and  expressed  the  belief  that the  Transaction  would  benefit  the shareholders  of each of the  Funds.  In this  regard,  the  Investment  Managers  advised  the Board  that,  as of
September 30, 2003, the Acquired  International  Fund had attracted net assets of approximately $45 million,  while the  William  Blair  International  Fund had assets of  approximately  $143  million at that date.  The  Investment
Managers  also  noted  that  the  shareholders  of the  Acquired  International  Fund  will be  charged  investment management  fees at a lower rate because of the  Transaction.  In addition,  the  Investment  Managers  advised the
Board that the Acquired  International  Fund has higher total cost structures and higher expense ratios (before fee waivers or expense  reimbursements) as compared to the William Blair  International Fund.  Accordingly,  by merging the Funds,  the Acquired  International  Fund's  shareholders  would enjoy a greater asset base over which expenses may be spread.  The Board considered the Investment  Managers' advice that if the merger is approved,  shareholders of the Acquired  International  Fund,  regardless  of the class of shares they own,  should  realize a reduction in both the net annual  operating  expenses  and gross  annual  operating  expenses  (that is,  without any waivers or reimbursements)  paid on their  investment,  although  there can be no assurance that  operational  savings will be realized.  In addition,  the Board  considered  that, even though  expenses would not immediately  decrease for the
William  Blair  International  Fund,  the  incremental  assets  should help to stabilize  certain  non-distribution related  expenses.  The Board also  considered  certain  regulatory  issues  concerning  Strong as well as concerns regarding the Acquired  International  Fund's  performance  with Strong as Sub-advisor.  The Board was advised that the expenses associated with the solicitation of proxies would be borne by PI or its affiliates.

         The Board, including a majority of the Independent  Directors,  unanimously concluded that the Transaction is in the  best  interests  of  the  shareholders  of  the  Acquired  International  Fund  and  the  William  Blair
International  Fund and that no dilution of value would result to the  shareholders  of the Acquired  International
Fund or the William Blair  International Fund from the Transaction.  Consequently,  the Board approved the Plan and recommended that shareholders of the Acquired International Fund vote to approve the Transaction.

         For the reasons discussed above, the Board of Directors unanimously recommends that you vote For the
Plan.

         If  shareholders  of the  Acquired  International  Fund do not approve the Plan,  the Board will  consider other possible courses of action for the Acquired  International Fund,  including,  among others,  consolidation of the Acquired  International  Fund with one or more funds of the Company other than the William Blair  International
Fund or unaffiliated  funds. In the event that the shareholders of the Acquired  International  Fund do not approve the plan, the Investment  Managers also would consider  recommending to the Board and  shareholders the liquidation of the  Acquired  International  Fund.  Such a  liquidation  would  result  in  taxable  gains or  losses  for most shareholders of the Acquired International fund.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If  shareholders  of the Acquired  International  Fund approve the Plan, the  Transaction  will take place after  various  conditions  are  satisfied  by the  Company on behalf of the  Acquired  International  Fund and the
William Blair  International  Fund,  including the preparation of certain  documents.  The Company will determine a specific date for the actual  Transaction  to take place.  This is called the "closing  date." If the  shareholders of the Acquired International Fund do not approve the Plan, the Transaction will not take place.

         If the shareholders of the Acquired  International Fund approve the Plan, the Acquired  International Fund will deliver to the William  Blair  International  Fund  substantially  all of its assets on the closing date. As a result,  shareholders  of the  Acquired  International  Fund will  beneficially  own  shares of the  William  Blair
International  Fund that,  as of the date of the  exchange,  have a value  equal to the dollar  value of the assets delivered to the William Blair  International  Fund. The stock transfer  books of the Acquired  International  Fund will be  permanently  closed on the closing date.  Requests to transfer or redeem assets  allocated to the Acquired
International  Fund may be submitted at any time before the close of the NYSE on the closing  date;  requests  that are received in proper form prior to that time will be effected prior to the closing.

         To the extent  permitted  by law,  the Company may amend the Plan  without  shareholder  approval.  It may also agree to terminate and abandon the  Transaction  at any time before or, to the extent  permitted by law, after the approval by shareholders of the Acquired International Fund.

Expenses of the Transaction

         The expenses  resulting from the Transaction  will be paid by PI (or its  affiliates).  The Funds will not
incur  any  expenses  associated  with  the  Transaction.   The  portfolio  securities  of  each  of  the  Acquired
International  Fund  will be  transferred  in-kind  to the  William  Blair  International  Fund.  Accordingly,  the
Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

         The Transaction is intended to qualify for U.S.  federal income tax purposes as a tax-free  reorganization under the Code. It is a condition to each Fund's  obligation to complete the  Transaction  that each Fund will have received an opinion from  Stradley  Ronon Stevens & Young,  LLP,  based upon  representations  made by the Acquired
International  Fund and William  Blair  International  Fund,  and upon certain  assumptions,  substantially  to the effect that:

         1. The acquisition by William Blair  International  Fund of the assets of the Acquired  International Fund in exchange  solely for voting  shares of William  Blair  International  Fund and the  assumption  by William Blair
International Fund of the liabilities,  if any, of the Acquired  International  Fund,  followed by the distribution of the  William  Blair  International  Fund  shares  acquired by the  Acquired  International  Fund pro rata to its shareholders,  will constitute a reorganization  within the meaning of  Section 368(a)(1)  of the Code, and William
Blair  International  Fund and the Acquired  International  Fund each will be "a party to a reorganization"  within the meaning of Section 368(b) of the Code;

         2.  The  shareholders  of the  Acquired  International  Fund  will  not  recognize  gain or loss  upon the exchange  of all  of  their  shares  of the  Acquired  International  Fund  solely  for  shares  of  William  Blair
International Fund, as described in this combined Prospectus/Proxy Statement and in the Plan;

         3. No gain or loss  will be  recognized  by the  Acquired  International  Fund  upon the  transfer  of its assets to William Blair  International Fund in exchange solely for Class A,  Class B,  Class C,  and Class X shares of William Blair International Fund and the assumption by William Blair  International Fund of the liabilities,  if any,  of the  Acquired  International  Fund.  In  addition,  no gain or loss will be  recognized  by William  Blair
International  Fund on the  distribution of such shares to the shareholders of the Acquired  International  Fund in liquidation of the Fund;

         4. No gain or loss will be recognized  by William Blair  International  Fund upon the  acquisition  of the assets of the Acquired  International  Fund in exchange solely for shares of William Blair  International  Fund and the assumption of the liabilities, if any, of the Acquired International Fund;

         5. William  Blair  International  Fund's  basis for the assets  acquired  from the Acquired  International
Fund will be the same as the  basis of these  assets  when  held by the  Acquired  International  Fund  immediately before the  transfer,  and the holding  period of such assets  acquired by William  Blair  International  Fund will include the holding period of these assets when held by the Acquired International Fund;

         6. The Acquired  International  Fund's  shareholders'  basis for the shares of William Blair International
Fund to be  received  by them  pursuant  to the  reorganization  will be the  same as their  basis in the  Acquired
International Fund's shares exchanged; and

         7. The holding period of William Blair  International  Fund shares to be received by the  shareholders  of the  Acquired  International  Fund will  include the holding  period of their  Acquired  International  Fund shares exchanged  provided  such  Acquired  International  Fund  shares  were  held as  capital  assets on the date of the exchange.

         Shareholders  of the Acquired  International  Fund should  consult  their tax advisers  regarding  the tax consequences  to them of the  Transaction  in light of their  individual  circumstances.  In addition,  because the foregoing  discussion  relates only to the U.S. federal income tax  consequences of the  Transaction,  shareholders also should  consult  their tax advisers as to state,  local and foreign tax  consequences  to them, if any, of the
Transaction.

Characteristics of the William Blair International Fund shares.

         Shares of the William  Blair  International  Fund will be  distributed  to  shareholders  of the  Acquired
International Fund and will have the same legal  characteristics  as the shares of the Acquired  International Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Capitalizations of the Funds and Capitalization after the Transaction.

         The  following  table sets forth,  as of October 31, 2004,  the  capitalization  of shares of the Acquired
International  Fund and the William Blair  International  Fund.  The table also shows the projected  capitalization of the  William  Blair  International  Fund shares as adjusted  to give  effect to the  proposed  Transaction.  The capitalization  of the  William  Blair  International  Fund is  likely  to be  different  when the  Transaction  is consummated.

Class A

                                                   Acquired     William Blair                            William Blair

                                                International   International                         International Fund
                                                     Fund            Fund                         Projected after Transaction
                                                 (unaudited)     (unaudited)       Adjustments            (unaudited)
                                                 -----------     -----------       -----------            -----------

Net assets (thousands)......................        15,708,902       31,740,979                                    47,449,881

Total shares outstanding (thousands)........         2,651,737        2,961,326      (1,186,354)*                   4,426,709

Net asset value per share...................              5.92            10.72                                         10.72

Class B

                                                   Acquired     William Blair                            William Blair
                                                International   International                         International Fund
                                                     Fund            Fund                         Projected after Transaction
                                                 (unaudited)     (unaudited)       Adjustments            (unaudited)
                                                 -----------     -----------       -----------            -----------

Net assets (thousands)......................        16,999,573       68,264,567                                    85,264,140

Total shares outstanding (thousands)........         2,293,011        6,515,651      (1,300,914)*                   8,137,748

Net asset value per share...................              5.82            10.48                                         10.48

Class C

                                                   Acquired     William Blair                            William Blair
                                                International   International                         International Fund
                                                     Fund            Fund                         Projected after Transaction
                                                 (unaudited)     (unaudited)       Adjustments            (unaudited)
                                                 -----------     -----------       -----------            -----------

Net assets (thousands)......................         9,973,924       34,245,422

Total shares outstanding (thousands)........         1,720,562        3,262,214         (770,664)                   4,212,112

Net asset value per share...................              5.80            10.50                                         10.50

Class X

                                                   Acquired     William Blair                            William Blair
                                                International   International                         International Fund
                                                     Fund            Fund                         Projected after Transaction
                                                 (unaudited)     (unaudited)       Adjustments            (unaudited)
                                                 -----------     -----------       -----------            -----------

Net assets (thousands)......................         4,240,347       20,508,321                                    24,748,668

Total shares outstanding (thousands)........           728,832        1,957,322         (324,219)                   2,361,935

Net asset value per share...................              5.82            10.48                                         10.48

VOTING INFORMATION

         Shareholders of record of the Acquired  International  Fund on the Record Date will be entitled to vote at the  Meeting.  On  the  Record  Date,  there  were [ ]  shares  of  the  Acquired  International  Fund  issued  and outstanding.

         The  presence  in  person  or by proxy of the  holders  of a  majority  of the  outstanding  shares of the
Acquired  International  Fund  entitled  to be voted at the  Meeting  is  required  to  constitute  a quorum of the
Acquired  International  Fund at the  Meeting.  Shares  beneficially  held by  shareholders  present  in  person or represented  by proxy at the Meeting  will be counted for the purpose of  calculating  the votes cast on the issues before the  Meeting.  If a quorum is  present,  the  affirmative  vote of the  holders  of a majority  of the total number of shares of capital stock of the Acquired  International  Fund  outstanding and entitled to vote thereon is necessary to approve the Plan for the Acquired  International  Fund. Each  shareholder will be entitled to one vote for each full share,  and a fractional vote for each fractional  share of the Acquired  International  Fund held at the close of business on the Record Date.

         Shares held by  shareholders  present in person or  represented  by proxy at the  Meeting  will be counted both for the  purposes of  determining  the presence of a quorum and for  calculating  the votes cast on the issues before the Meeting.  An abstention  by a  shareholder,  either by proxy or by vote in person at a Meeting,  has the same effect as a negative  vote.  Under  existing NYSE rules,  it is not expected that brokers will be permitted to vote  Acquired  International  Fund shares in their  discretion.  In  addition,  there is only one  proposal  being presented for a shareholder  vote.  As a result,  the Funds do not  anticipate  any broker  non-votes.  The Company will forward proxy materials to record owners for any beneficial owners that such record owners may represent.

..........In the event that  sufficient  votes to approve the Plan are not  received,  the persons  named as proxies may  propose  one or more  adjournments  of the  Meeting  to  permit  further  solicitation  of  proxies.  Any such adjournment  will require the affirmative  vote of a majority of those shares  represented at the Meeting in person or by proxy.  The persons  named as proxies  will vote those  proxies that they are entitled to vote FOR or AGAINST any such adjournment in their discretion.

..........The  Company is not  required to hold and will not  ordinarily  hold annual  shareholders'  meetings.  The
Board of Directors may call special  meetings of the  shareholders  for action by  shareholder  vote as required by the Investment Company Act or the Company's governing documents.

..........Pursuant to rules adopted by the SEC, a  shareholder  may include in proxy  statements  relating to annual and other meetings of the  shareholders  of the Company certain  proposals for  shareholder  action which he or she intends to introduce at such special  meetings;  provided,  among other  things,  that such proposal is received by the Company a reasonable  time before a solicitation  of proxies is made for such meeting.  Timely  submission of a proposal does not necessarily mean that the proposal will be included.

         The Board of  Directors  intends  to bring  before  the  Meeting  the  matter  set forth in the  foregoing
Notice.  The Board of Directors do not expect any other  business to be brought  before the Meeting.  If,  however, any other  matters are properly  presented to the Meeting for action,  it is intended that the persons named in the enclosed  proxy will vote in accordance  with their  judgment.  A  shareholder  executing and returning a proxy may revoke it at any time prior to its exercise by written  notice of such  revocation to the Secretary of the Company, by execution of a subsequent proxy, or by voting in person at the Meeting.

How to vote.

         You can vote your shares in any one of four ways:
                  o        By mail, with the enclosed proxy card.
                  o        In person at the Meeting.
                  o        By phone
                  o        Over the Internet

         If you  simply  sign and date the proxy  but give no voting  instructions,  your  shares  will be voted in favor of the Plan and in accordance with the views of management  upon any unexpected  matters that come before the
Meeting or adjournment of the Meeting.

Solicitation of voting instructions.

         Voting  instructions  will be solicited  principally  by mailing this  Prospectus/Proxy  Statement and its enclosures,  but  instructions  also may be solicited by telephone,  facsimile,  through  electronic  means such as email,  or in person by  officers  or  representatives  of the  Company.  In  addition,  the  Company  has  engaged
Georgeson  Shareholder  Communications,  Inc.  ("Georgeson"),  a professional proxy solicitation firm, to assist in the  solicitation of proxies.  As the Meeting date  approaches,  you may receive a phone call from a representative of Georgeson if the Company has not yet received  your vote.  Georgeson  may ask you for  authority,  by telephone, to permit Georgeson to execute your voting instructions on your behalf.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

         The Acquired  International  Fund and the William  Blair  International  Fund are  separate  series of the
Company,  which is an open-end  management  investment company registered with the SEC under the Investment Company
Act.  Each Fund is, in effect,  a separate  mutual fund.  Detailed  information  about the Company and each Fund is contained in the  Prospectus for the Funds,  which is attached with and considered a part of this  Prospectus/Proxy
Statement.  Additional  information  about the  Company and each Fund is included  in the  Company's  Statement  of
Additional  Information,  dated March 1, 2004,  which has been filed with the SEC and is incorporated  into the SAI relating to this Prospectus/Proxy Statement.

         A copy of the Company's  Annual Report to Shareholders  for the fiscal year ended October 31, 2003 is part of this  Prospectus/Proxy  Statement.  You may request a free copy of the Company's  Annual Report to  Shareholders by calling 1-800-752-6342 or by writing to the Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The Company,  on behalf of the Funds,  files proxy materials,  reports and other  information with the SEC in  accordance  with the  informational  requirements  of the  Securities  Exchange Act of 1934 and the  Investment
Company Act.  These  materials can be inspected and copied at: the SEC's Public  Reference Room at 450 Fifth Street
NW,  Washington,  DC 20549,  and at the Regional  Offices of the SEC located in New York City at 233 Broadway,  New
York, NY 10279 and in Chicago at 175 W. Jackson  Boulevard,  Suite 900,  Chicago,  IL 60604.  Also,  copies of such material can be obtained  from the SEC's Public  Reference  Section,  Washington,  DC  20549-6009,  upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         The table below sets forth,  as of the Record Date, each  shareholder  that owns of record more than 5% of any class of the Acquired International Fund or the William Blair International Fund.

----------------------------------------- ------------------------------------ -------------------------------- ---------------
          Fund and Share Class                  Beneficial Owner Name*                     Address                 Percent
                                                                                                                  Ownership

----------------------------------------- ------------------------------------ -------------------------------- ---------------

*As defined by the Commission,  a security is beneficially  owned by a person if that person has or shares voting power or investment power with respect to the security.

         As of the Record Date,  the officers and  Directors of the Company,  as a group,  beneficially  owned less than 1% of the outstanding voting shares of either of the Funds.

                                      EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
-------

   A              Form of Plan of  Reorganization  by  American  Skandia  Advisor  Funds,  Inc.  on  behalf of each
                  Acquired Fund and the ASAF William Blair International Growth Fund

   B              Prospectus  for the ASAF  International  Growth  Fund and the ASAF  William  Blair  International
                  Growth Fund of American Skandia Advisor Funds, Inc. dated March 1, 2004 (enclosed)

   C              ASAF Annual Report to Shareholders for fiscal year ended October 31, 2003 (enclosed)

                                                      EXHIBIT A

                                                Plan of Reorganization

                                                PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the "Plan") is made as of this ____th day of _____,  2003, by American  Skandia  Advisor Funds,
Inc. (the  "Company"),  a  corporation  organized  under the laws of the State of Maryland with its principal  place of business at One
Corporate Drive,  Shelton,  Connecticut 06484, on behalf of the ASAF William Blair International Growth Fund (the "Acquiring Fund") and
the ASAF International  Equity Fund (the "Acquired Fund"), both series of the Company.  Together,  the Acquiring Fund and Acquired Fund
are referred to as the "Funds."

         The  reorganization  (hereinafter  referred to as the  "Reorganization")  will consist of (i) the acquisition by the Acquiring
Fund, of  substantially  all of the property,  assets and goodwill of the Acquired Fund and the assumption by the Acquiring Fund of all of the  liabilities of the Acquired Fund in exchange  solely for full and fractional  shares of beneficial  interest,  par value $0.001 each, of the Acquiring Fund  ("Acquiring  Fund Shares");  (ii) the  distribution  of Acquiring Fund Shares to the  shareholders  of the
Acquired Fund according to their  respective  interests in complete  liquidation of the Acquired Fund; and (iii) the dissolution of the
Acquired  Fund as soon as  practicable  after the closing (as defined in Section 3,  hereinafter  called the  "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to consummate the Plan,  the following  actions shall be taken by the Company on behalf of the Acquiring Fund and the
Acquired Fund:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.
         --------------------------------------------------------------------------

         (a)      Subject to the terms and conditions of this Plan,  the Company on behalf of the Acquired Fund shall convey,  transfer and deliver to the  Acquiring  Fund at the Closing  all of the  Acquired  Fund's  then  existing  assets,  free and clear of all liens, encumbrances,  and claims  whatsoever  (other  than  shareholders'  rights of  redemption),  except for cash,  bank  deposits,  or cash equivalent  securities in an estimated  amount  necessary to (i) pay the costs and expenses in carrying out this Plan  (including,  but not limited to, fees of counsel and  accountants,  and  expenses of its  liquidation  and  dissolution  contemplated  hereunder).  (ii)
discharge  its  unpaid  liabilities  on its books at the  closing  date (as  defined in section 3,  hereinafter  the  "Closing  Date"), including,  but not limited to, its income  dividends and capital  gains  distributions,  if any,  payable for the period prior to, and through,  the Closing Date; and (iii) pay such contingent  liabilities as the Board of Directors shall reasonably deem to exist against the Acquired Fund, if any, at the Closing Date, for which contingent and other  appropriate  liabilities  reserves shall be established on the Acquired  Fund's  books  (hereinafter  "Net  Assets").  The Acquired  Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan,  the Company on behalf of the Acquiring  Fund shall at the Closing deliver to the Acquired  Fund the number of Acquiring  Fund Shares,  determined by dividing the net asset value per share of the shares of the Acquired Fund  ("Acquired  Fund Shares") on the Closing Date by the net asset value per share of the Acquiring Fund Shares,  and multiplying  the result  thereof by the number of outstanding  Acquired Fund Shares as of the close of regular  trading on the New York
Stock  Exchange  (the "NYSE") on the Closing  Date.  All such values shall be  determined in the manner and as of the time set forth in
Section 2 hereof.

         (c)      Immediately  following the Closing,  the Acquired Fund shall  distribute pro rata to its shareholders of record as of the close of business on the Closing  Date,  the  Acquiring  Fund Shares  received by the Acquired  Fund pursuant to this Section 1 and then shall terminate and dissolve.  Such  liquidation and  distribution  shall be accomplished by the  establishment of accounts on the share records of the Company  relating to the Acquiring  Fund and noting in such accounts the type and amounts of Acquiring Fund Shares that former Acquired Fund  shareholders are due based on their respective  holdings of the Acquired Fund as of the close of business on the Closing Date.  Fractional  Acquiring  Fund Shares shall be carried to the third decimal  place.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund shares in connection with such exchange.

2.       Valuation.
         ----------

         (a)      The value of the Acquired  Fund's Net Assets to be transferred  to the Acquiring Fund hereunder  shall be computed as of the close of regular  trading on the NYSE on the Closing Date (the  "Valuation  Time") using the valuation  procedures  set forth in
Company's currently effective prospectus.

         (b)      The net asset  value of a share of the  Acquiring  Fund  shall be  determined  to the third  decimal  point as of the
Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

         (c)      The net  asset  value of a share of the  Acquired  Fund  shall be  determined  to the third  decimal  point as of the
Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

3.       Closing and Closing Date.
         -------------------------

         The consummation of the  transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The date of the
Closing (the "Closing  Date") shall be ________,  2004, or such earlier or later date as  determined  by the  Company's  officers.  The
Closing shall take place at the principal  office of the Company at 5:00 P.M.  Eastern time on the Closing Date.  The Company on behalf of the Acquired  Fund shall have  provided for delivery as of the Closing of the Acquired  Fund's Net Assets to be  transferred  to the account of the Acquiring Fund at the Acquiring Fund's  Custodian,  The JP Morgan Chase Bank, 4 MetroTech  Center,  Brooklyn,  NY 11245.
Also,  the Company on behalf of the Acquired  Fund shall produce at the Closing a list of names and  addresses of the  shareholders  of record of the  Acquired  Fund  Shares  and the  number of full and  fractional  shares  owned by each such  shareholder,  all as of the
Valuation Time,  certified by its transfer agent or by its President or  Vice-President  to the best of its or his or her knowledge and belief.  The Company on behalf of the Acquiring  Fund shall issue and deliver a  confirmation  evidencing  the Acquiring Fund Shares to be  credited  to the  Acquired  Fund's  account  on the  Closing  Date to the  Secretary  of the  Company,  or shall  provide  evidence satisfactory  to the Acquired  Fund that the  Acquiring  Fund Shares have been  registered  in an account on the books of the Acquiring
Fund in such manner as the Company on behalf of Acquired Fund may request.

4.       Representations and Warranties by the Company on behalf of the Acquired Fund.
         -----------------------------------------------------------------------------

         The Company makes the following representations and warranties about the Acquired Fund:
(a)      The Acquired  Fund is a series of the Company,  a  corporation  organized  under the laws of the State of Maryland and validly existing and in good standing under the laws of that  jurisdiction.  The Company is duly  registered  under the Investment  Company Act of 1940,  as amended (the "1940 Act"),  as an open-end,  management  investment  company and all of the Acquired  Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The Company on behalf of the Acquired  Fund is  authorized  to issue an unlimited  number of shares of  beneficial  interest's acquired Fund shares,  par value $0.001 each, each outstanding share of which is fully paid,  non-assessable,  freely  transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Company's Annual Report to Shareholders for the fiscal year ended October
31, 2003,  audited by  PricewaterhouseCoopers  LLP, fairly present the financial position of the Acquired Fund as of such dates and the results of its  operations  for the periods  indicated  in  conformity  with  generally  accepted  accounting  principles  applied on a consistent basis.

         (d)      The Company has the  necessary  power and authority to conduct the Acquired  Fund's  business as such business is now being conducted.

         (e)      The Company on behalf of the  Acquired  Fund is not a party to or  obligated  under any  provision  of the  Company's
Amended and Restated  Charter or By-laws,  or any contract or any other  commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The  Acquired  Fund has elected to be treated as a  regulated  investment  company (a "RIC") for  federal  income tax purposes  under Part I of  Subchapter M of the  Internal  Revenue  Code of 1986,  as amended  (the  "Code") and the  Acquired  Fund has qualified  as a RIC for each  taxable  year since its  inception,  and will qualify as of the Closing  Date.  The  consummation  of the transactions  contemplated  by this Plan will not cause the Acquired  Fund to fail to satisfy the  requirements  of subchapter M of the
Code.

         (h)      The Acquired Fund, or its agents,  (i) holds a valid Form W-8BEN,  Certificate of Foreign Status of Beneficial  Owner
for United  States  Withholding  (or other  appropriate  series of Form W-8,  as the case may be), or Form W-9,  Request  for  Taxpayer
Identification  Number and  Certification,  for each Acquired Fund shareholder of record,  which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired Fund to such  shareholder,  and/or (ii) has otherwise timely  instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Company on behalf of the Acquiring Fund.
         ------------------------------------------------------------------------------

         The Company makes the following representations and warranties about the Acquiring Fund:

         (a)      The Acquiring Fund is a series of the Company,  a corporation  organized  under the laws of the State of Maryland and validly  existing and in good standing under the laws of that  jurisdiction.  The Company is duly  registered  under the 1940 Act as an open-end,  management  investment  company  and all of the  Acquiring  Fund  Shares  sold  have  been  sold  pursuant  to an  effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Company on behalf of the  Acquiring  Fund is  authorized  to issue an  unlimited  number of shares of  beneficial interest's  Acquiring  Fund shares,  par value $0.001  each,  each  outstanding  share of which is freely paid,  non-assessable,  fully transferable and has full voting rights.

         (c)      At the  Closing,  Acquiring  Fund Shares will be eligible  for  offering to the public in those  states of the United
States and  jurisdictions in which the shares of the Acquired Fund are presently  eligible for offering to the public,  and there are a sufficient  number of Acquiring  Fund Shares  registered  under the 1933 Act to permit the  transfers  contemplated  by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Company's Annual Report to Shareholders for the fiscal year ended October
31, 2003,  audited by  PricewaterhouseCoopers  LLP, fairly present the financial position of the Acquired Fund as of such dates and the results of its  operations  for the periods  indicated  in  conformity  with  generally  accepted  accounting  principles  applied on a consistent basis.

         (e)      The Company has the necessary  power and authority to conduct the Acquiring  Fund's  business as such business is now being conducted.

         (f)      The Company on behalf of the  Acquiring  Fund is not a party to or obligated  under any  provision  of the  Company's
Amended and Restated  Charter or By-laws,  or any contract or any other  commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      The  Acquiring  Fund has to be treated as a RIC for federal  income tax purposes  under Part I of Subchapter M of the
Internal  Revenue Code of 1986, as amended (the "Code") and the  Acquiring  Fund has qualified as a RIC for each taxable year since its inception,  and will qualify as of the Closing Date. The consummation of the transactions  contemplated by this Plan will not cause the
Acquiring Fund to fail to satisfy the requirements of subchapter M of the Code.

6.       Representations and Warranties by the Company on behalf of the Funds.
         ---------------------------------------------------------------------

         The Company makes the following representations and warranties about the Funds:
         (a)      The statement of assets and  liabilities  to be created by the Company for each of the Funds as of the Valuation Time for the purpose of  determining  the number of Acquiring  Fund Shares to be issued  pursuant to Section 1 of this Plan will  accurately reflect the Net Assets in the case of the Acquired Fund and the net assets in the case of the Acquiring Fund, and  outstanding  shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities  referred to in "(a)" above, free and clear of all liens or encumbrances of any nature  whatsoever, except such  imperfections  of title or encumbrances as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be disclosed  in the  Company's  current  effective  prospectus,  there is no material  suit,  judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

         (d)      There are no known  actual or proposed  deficiency  assessments  with  respect to any taxes  payable by either of the
Funds.

         (e)      The  execution,  delivery,  and  performance  of this Plan have been duly  authorized by all necessary  action of the
Company's Board of Directors, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

         (f)      The Company  anticipates that  consummation of this Plan will not cause either of the Funds to fail to conform to the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year.

         (g)      The Company has the  necessary  power and  authority  to conduct the business of the Funds,  as such  business is now being conducted.

7.       Intentions of the Company on behalf of the Funds.
         -------------------------------------------------

         (a)      The Company intends to operate each Fund's  respective  business as presently  conducted  between the date hereof and the Closing.

         (b)      The Company  intends  that the  Acquired  Fund will not acquire the  Acquiring  Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

         (c)      The Company on behalf of the Acquired  Fund  intends,  if this Plan is  consummated,  to  liquidate  and dissolve the
Acquired Fund.

         (d)      The Company  intends that, by the Closing,  each of the Fund's Federal and other tax returns and reports  required by law to be filed on or before such date shall have been filed,  and all Federal and other taxes shown as due on said returns  shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

         (e)      At the  Closing,  the Company on behalf of the  Acquired  Fund  intends to have  available a copy of the  shareholder ledger  accounts,  certified by the  Company's  transfer  agent or its President or a  Vice-President  to the best of its or his or her knowledge  and  belief,  for all the  shareholders  of record  of  Acquired  Fund  Shares  as of the  Valuation  Time who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

         (f)      The Company  intends to mail to each  shareholder  of record of the Acquired  Fund entitled to vote at the meeting of its  shareholders  at which  action on this Plan is to be  considered,  in  sufficient  time to comply with  requirements  as to notice thereof,  a Combined Proxy  Statement and Prospectus that complies in all material  respects with the applicable  provisions of Section
14(a) of the  Securities  Exchange  Act of 1934,  as  amended,  and  Section  20(a) of the 1940 Act,  and the  rules  and  regulations, respectively, thereunder.

         (g)      The Company intends to file with the U.S.  Securities and Exchange  Commission a registration  statement on Form N-14 under the 1933 Act  relating to the  Acquiring  Fund  Shares  issuable  hereunder  ("Registration  Statements"),  and will use its best efforts to provide  that the  Registration  Statement  becomes  effective  as promptly  as  practicable.  At the time the  Registration
Statement  becomes  effective,  it will: (i) comply in all material  respects with the  applicable  provisions of the 1933 Act, and the rules and regulations  promulgated  thereunder;  and (ii) not contain any untrue statement of material fact or omit to state a material fact  required  to be stated  therein  or  necessary  to make the  statements  therein  not  misleading.  At the time the  Registration
Statement becomes  effective,  at the time of the  shareholders'  meeting of the Acquired Fund, and at the Closing Date, the prospectus and statement of additional  information  included in the  Registration  Statement will not contain any untrue  statement of a material fact or omit to state a material fact  necessary to make the statements  therein,  in the light of the  circumstances  under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Company on behalf of the Funds.
         -----------------------------------------------------------------------

         The  consummation  of the Plan with  respect to the  Acquiring  Fund and the Acquired  Fund shall be subject to the  following conditions:

         (a)      That: (i) all the  representations  and warranties  contained  herein  concerning the Funds shall be true and correct as of the Closing with the same effect as though made as of and at such date;  (ii)  performance  of all  obligations  required by this
Plan to be  performed  by the Company on behalf of the Funds shall occur prior to the Closing;  and (iii) the Company  shall  execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been adopted and approved by the  appropriate  action of the Board of Directors of the Company on behalf of the Funds.

         (c)      That the U.S.  Securities  and  Exchange  Commission  shall not have issued an  unfavorable  management  report under
Section  25(b) of the 1940 Act or instituted or threatened  to institute  any  proceeding  seeking to enjoin  consummation  of the Plan under Section 25(c) of the 1940 Act. And,  further,  no other legal,  administrative  or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Fund or would prohibit the transactions contemplated hereby.

         (d)      That the Plan contemplated  hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

         (e)      That a  distribution  or  distributions  shall have been  declared  for each Fund,  prior to the  Closing  Date that, together with all previous  distributions,  shall have the effect of  distributing to shareholders of each Fund (i) all of its ordinary income and all of its capital  gain net income,  if any,  for the period from the close of its last fiscal year to the  Valuation  Time and (ii) any  undistributed  ordinary  income  and  capital  gain net income  from any prior  period.  Capital  gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there shall be delivered to the Company on behalf of the Funds an opinion in form and substance  satisfactory to it from  Messrs.  Stradley  Ronon  Stevens & Young,  LLP,  counsel to the Company,  to the effect that,  subject in all respects to the effects of  bankruptcy,  insolvency,  reorganization,  moratorium,  fraudulent  conveyance,  and other laws now or hereafter  affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Fund Shares to be issued  pursuant  to the terms of this Plan have been duly  authorized and, when issued and delivered as provided in this Plan,  will have been validly  issued and fully paid and will be  non-assessable  by the Company, on behalf of the Acquiring Fund;

                           (2)      All actions  required  to be taken by the Company  and/or  Funds to  authorize  and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Company and the Funds;

                           (3)      Neither the execution,  delivery nor performance of this Plan by the Company violates any provision of the  Company's  Amended and Restated  Charter or By-laws,  or the  provisions  of any  agreement or other  instrument  known to such counsel  to which the  Company  is a party or by which the  Funds are  otherwise  bound;  this  Plan is the  legal,  valid and  binding obligation of the Company and each Fund and is enforceable against the Company and/or each Fund in accordance with its terms; and

                           (4)      The Company's registration  statement, of which the prospectus dated March 1, 2003 relating to each
Fund (the  "Prospectus")  is a part,  is, at the time of the  signing  of this Plan,  effective  under the 1933 Act,  and,  to the best knowledge of such  counsel,  no stop order  suspending  the  effectiveness  of such  registration  statement  has been  issued,  and no proceedings  for such purpose have been instituted or are pending before or threatened by the U.S.  Securities and Exchange  Commission under the 1933 Act, and nothing has come to counsel's  attention  that causes it to believe  that,  at the time the  Prospectus  became effective,  or at the time of the signing of this Plan, or at the Closing,  such  Prospectus  (except for the financial  statements and other  financial  and  statistical  data  included  therein,  as to which  counsel need not express an opinion),  contained  any untrue statement of a material  fact or omitted to state a material  fact  required to be stated  therein or necessary to make the  statements therein not misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the opinions set forth above,  counsel may state that it is relying on  certificates  of the officers of the Company with regard to matters of fact, and certain  certifications and written  statements of governmental  officials with respect to the good standing of the Company.

         (g)      That the Company's  Registration  Statement with respect to the Acquiring Fund Shares to be delivered to the Acquired
Fund's  shareholders in accordance with this Plan shall have become  effective,  and no stop order suspending the  effectiveness of the
Registration  Statement or any amendment or supplement thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (h)      That the Acquiring Fund Shares to be delivered  hereunder  shall be eligible for sale by the Acquiring Fund with each state  commission  or agency  with which such  eligibility  is  required in order to permit the  Acquiring  Fund Shares  lawfully to be delivered to each shareholder of the Acquired Fund.

         (i)      That, at the Closing,  there shall be  transferred  to the Acquiring  Fund  aggregate Net Assets of the Acquired Fund comprising  at least 90% in fair  market  value of the total net  assets and 70% of the fair  market  value of the total  gross  assets recorded on the books of Acquired Fund on the Closing Date.

9.       Expenses.
         ---------

         (a)      The Company  represents  and warrants that there are no broker or finders' fees payable by it in connection  with the transactions provided for herein.

         (b)      The expenses of entering into and carrying out the  provisions of this Plan shall be borne by Prudential  Investments
LLC, or its affiliates.

10.      Termination; Postponement; Waiver; Order.
         -----------------------------------------

         (a)      Anything  contained in this Plan to the contrary  notwithstanding,  this Plan may be terminated  and abandoned at any time (whether  before or after  approval  thereof by the  shareholders  of an Acquired Fund) prior to the Closing or the Closing may be postponed by the Company on behalf of a Fund by  resolution of the Board of Directors,  if  circumstances  develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

         (b)      If the  transactions  contemplated  by this Plan have not been  consummated  by  ___________,  2004,  the Plan  shall automatically terminate on that date, unless a later date is agreed to by the Company on behalf of the relevant Funds.

         (c)      In the event of termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further  effect with respect to the Acquiring  Fund or Acquired  Fund,  and neither the Company,  the  Acquiring  Fund nor the Acquired
Fund, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)      At any time prior to the Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the Company's  Board of Directors  if, in the judgment of such Board of Directors,  such action or waiver will not have a material  adverse  affect on the benefits  intended  under this Plan to its  shareholders,  on behalf of whom such action is taken.

         (e)      The  respective  representations  and  warranties  contained  in  Sections  4 to 6 hereof  shall  expire  with and be terminated by the Plan of Reorganization,  and neither the Company nor any of its officers,  directors,  agents or shareholders nor the
Funds nor any of their  shareholders  shall have any liability with respect to such  representations  or warranties  after the Closing.
This provision shall not protect any officer,  director,  agent or shareholder of any of the Funds or the Company against any liability to the entity for which that officer,  director,  agent or  shareholder so acts or to any of the Company's  shareholders  to which that officer,  director, agent or shareholder would otherwise be subject by reason of willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities  and  Exchange  Commission  with  respect to this Plan shall be issued prior to the Closing and shall impose any terms or  conditions  that are  determined by action of the Board of Directors of the Company on behalf of the Funds to be acceptable,  such terms and conditions  shall be binding as if a part of this Plan without further vote or approval  of the  shareholders  of the  Acquired  Fund,  unless  such terms and  conditions  shall  result in a change in the method of computing  the number of Acquiring  Fund Shares to be issued to the  Acquired  Fund in which  event,  unless such terms and  conditions shall have been included in the proxy  solicitation  material  furnished to the  shareholders of the Acquired Fund prior to the meeting at which the  transactions  contemplated by this Plan shall have been approved,  this Plan shall not be consummated and shall terminate unless the Company on behalf of the Acquired Fund shall promptly call a special  meeting of  shareholders  at which such  conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.
         ---------------------------

         This Plan  embodies  the  entire  plan of the  Company  on behalf  of the Funds and there are no  agreements,  understandings, restrictions,  or  warranties  between the parties  other than those set forth herein or herein  provided for. This Plan may be amended only by the  Company on behalf of a Fund in  writing.  Neither  this Plan nor any  interest  herein may be  assigned  without the prior written consent of the Company on behalf of the Fund corresponding to the Fund making the assignment.

12.      Notices.
         --------

         Any notice,  report,  or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed,  first class postage prepaid,  addressed to the Company at One Corporate  Drive,  P.O. Box 883,
Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         --------------
         This Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

         IN WITNESS  WHEREOF,  American  Skandia  Advisor Funds,  Inc., on behalf ASAF  International  Equity Fund and the ASAF William
Blair  International  Growth Fund,  has executed  this Plan by its duly  authorized  officer,  all as of the date and year  first-above written.

                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                   on behalf of
                                                   ASAF International Equity Fund and the ASAF William Blair International Growth Fund

Attest:                                            By:

-----------------------------                      -------------------------------------------

                                                   Title:

                                                   -------------------------------------------

                                                     EXHIBIT B

                                          Prospectus dated March 1, 2004

         The  Prospectus for the ASAF  International  Growth Fund and the ASAF William Blair  International  Growth
Fund of American Skandia Advisor Funds,  Inc. dated March 1, 2004, is part of this  Prospectus/Proxy  Statement and will be included in the proxy solicitation mailing to shareholders.

                                                         EXHIBIT C

                                           Annual report dated OCTOBER 31, 2003

         American  Skandia  Advisor Funds,  Inc.'s Annual Report to  Shareholders  for the fiscal year ended on October 31,
2003, is part of this  Prospectus/Proxy  Statement and will be included in the proxy solicitation  mailing to shareholders.
For purposes of this EDGAR filing,  the  above-referenced  Shareholder  Report is  incorporated  herein by reference to the electronic filing of Form N-CSR made on January 9, 2004.

                                            STATEMENT OF ADDITIONAL INFORMATION
                                                            FOR
                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                      Dated [ ], 2004

                                               Acquisition of the Assets of
                                            the ASAF International Equity Fund,
                                     a series of American Skandia Advisor Funds, Inc.

                                           By and in exchange for shares of the
                                     the ASAF William Blair International Growth Fund,
                                   also a series of American Skandia Advisor Funds, Inc.

         This Statement of Additional  Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of the ASAF International Equity Fund for shares of the ASAF William Blair International Growth Fund.

         This SAI consists of this Cover Page and the following documents.  Each of these documents is enclosed with and is legally considered to be a part of this SAI:

         1.       American  Skandia  Advisor  Funds,  Inc.'s  Statement of Additional  Information  dated March 1, 2004.

         2.       Pro Forma Financial Statements

         This SAI is not a Prospectus;  you should read this SAI in conjunction with the  Prospectus/Proxy  Statement dated
[  ],  2004,   relating  to  the   above-referenced   transaction.   You  can  request  a  copy  of  the   Prospectus/Proxy
Statement by calling  1-800-752-6342  or by writing to the American  Skandia  Advisor Funds,  Inc. at One Corporate  Drive,
P.O. Box 883, Shelton, CT 06484.

                                                    Attachments to SAI

The American Skandia Advisor Funds, Inc.  Statement of Additional  Information dated March 1, 2004, is part of this SAI and will be provided to all shareholders  requesting this SAI. For purposes of this EDGAR filing, the  above-referenced  SAI is incorporated  herein by reference to the electronic  filings of the Company's SAI and supplement  made on ________, 2004 in Form N-1A under Rule  485(b).

                                                                     Proforma Portfolio of Investments
                                            For the merger of ASAF International Equity into ASAF William Blair International Growth
                                                                     For the Twelve Months Ended October 31, 2003.

              ASAF William                                     ASAF Strong                                                                                                                     Proforma combined
           Blair Intl.Growth                          Intl. Equity                                FOREIGN STOCK                                                                            Portfolio of investments
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Australia
      Shares             Value ($)            %          Shares          Value ($)          %                                                                                             Shares             Value ($)           %
                                                              75,200                625,368                        BHP Billiton Ltd.                                                             75,200              625,368
                                                              26,880                 103,376                       BHP Steel Ltd.                                                                26,880              103,376
            91,200             2,254,568                                                                           Macquarie Bank Ltd.                                                           91,200            2,254,568
           246,600            1,462,816                                             ------------                   Toll Holdings Ltd.                                                           246,600           1,462,816
                               3,717,384        2.4                                 728,744   1.6                                                                                                                  4,446,128       2.2

                                                                                                  Austria
            21,500            2,377,225         1.5                                 ------------                   Erste Bank der Oesterreichischen Sparkassen AG                                21,500           2,377,225        1.2

                                                                                                  Belgium
                           ------------                       26,400          470,798         1.0                  Fortis                                                                        26,400             470,798        0.2

                                                                                                  Bermuda
                           ------------                       32,500          238,875         0.5                  Jardine Matheson Holdings Ltd.                                                32,500             238,875        0.1

                                                                                                  Brazil
                                                              12,500           571,875                             Companhia Vale do Rio Doce [ADR]                                              12,500              571,875
         6,830,000             1,459,580                                                                           Companhia de Bebidas das Americas                                          6,830,000            1,459,580
           110,420            2,402,739                                             ------------                   Petroleo Brasileiro SA [ADR]                                                 110,420           2,402,739
                               3,862,319        2.5                            571,875        1.2                                                                                                                  4,434,194       2.2

                                                                                                  Canada
                                                               9,500           471,886                             Bank of Nova Scotia                                                            9,500              471,886
                                                              26,532           911,280                             EnCana Corp.                                                                  26,532              911,280
            10,300             3,043,913                                                                           Manulife Financial Corp                                                       10,300            3,043,913
            66,700             2,688,667                                                                           Petro-Canada                                                                  66,700            2,688,667
            19,300               759,530                                                                           Precision Drilling Corp*                                                      19,300              759,530
            28,100             1,241,650                                                                           Research in Motion Ltd.*                                                      28,100            1,241,650
            48,000            1,054,293                                             ------------                   Shoppers Drug Mart Corp.*                                                     48,000           1,054,293
                               8,788,053        5.7                          1,383,166        2.9                                                                                                                 10,171,219       5.0

                                                                                                  Finland
                           ------------                       26,000          486,637         1.0                  UPM-Kymmene Oyj                                                               26,000             486,637        0.2

                                                                                                  France
                                                              13,000           511,271                             Accor SA                                                                      13,000              511,271
                                                              41,800           517,039                             Altran Technologies SA*                                                       41,800              517,039
                                                               8,800           465,990                             Aventis SA                                                                     8,800              465,990
                                                               9,000           472,919                             BNP Paribas SA                                                                 9,000              472,919
            35,500             1,506,353                                                                           Dassault Systemes SA                                                          35,500            1,506,353
            57,300             3,192,104                                                                           Dior (Christian) SA                                                           57,300            3,192,104
                                                              13,000           625,373                             Essilor International SA                                                      13,000              625,373
                                                               7,000         1,056,279                             Groupe Danone SA                                                               7,000            1,056,279
            16,900               900,807                                                                           Klepierre                                                                     16,900              900,807
                                                              13,000           961,183                             L'Oreal SA                                                                    13,000              961,183
                                                               2,600            81,610                             Remy Cointreau SA                                                              2,600               81,610
                           ------------                        6,700        1,041,386                              Total SA                                                                       6,700           1,041,386
                               5,599,264        3.6                          5,733,050       12.2                                                                                                                 11,332,314       5.6

                                                                                                  Germany
                                                               4,600           426,208                             Adidas-Salomon AG                                                              4,600              426,208
            24,000             1,512,503                                                                           Altana AG                                                                     24,000            1,512,503
            71,500             2,863,524                                                                           Bayerische Motoren Werke AG                                                   71,500            2,863,524
                                                              12,700           473,783                             DaimlerChrysler AG                                                            12,700              473,783
                                                               7,300           481,524                             Deutsche Bank AG                                                               7,300              481,524
            35,935             1,997,712                                                                           Deutsche Boerse AG                                                            35,935            1,997,712
                                                               9,600           485,251                             E.ON AG                                                                        9,600              485,251
                                                               9,000           399,888                             Medion AG                                                                      9,000              399,888
             9,100             1,327,460                       3,500           510,562                             Puma AG Rudolf Dassler Sport                                                  12,600            1,838,022
            27,000             3,928,260                                                                           SAP AG                                                                        27,000            3,928,260
                                                              10,000           466,990                             Schering AG                                                                   10,000              466,990
                           ------------                        9,700          654,041                              Siemens AG                                                                     9,700             654,041
                              11,629,459        7.5                          3,898,247        8.3                                                                                                                 15,527,706       7.7

                                                                                                                   Greece
            99,200            1,921,287         1.2                                 ------------                   Coca-Cola Hellenic Bottling Co. SA                                            99,200           1,921,287        1.0
                                                                                                                   Hong Kong
                                                             100,000           775,849                             Hutchison Whampoa Ltd.                                                       100,000              775,849
           302,500               950,463                                                                           Esprit Holdings Ltd.                                                         302,500              950,463
         1,158,000             1,804,321                                                                           Huaneng Power International, Inc.                                          1,158,000            1,804,321
         1,086,000             1,824,989                                                                           Li & Fung Ltd.                                                             1,086,000            1,824,989
                                                             112,000           683,622                             Swire Pacific Ltd. Cl-A                                                      112,000              683,622
           817,700            2,253,345                                  ------------                              Techtronic Industries Co. Ltd.                                               817,700           2,253,345
                               6,833,118        4.4                          1,459,471        3.1                                                                                                                  8,292,589       4.1

                                                                                                                   India
           108,500               757,370                                                                           HDFC Bank Ltd.                                                               108,500              757,370
            15,533            1,625,087                                                                            Infosys Technologies Ltd.                                                     15,533           1,625,087
                               2,382,457        1.5                                 ------------                                                                                                                   2,382,457       1.2

                                                                                                                   Indonesia
         1,553,000              589,469         0.4                                 ------------                   PT Unilever Indonesia Tbk                                                  1,553,000             589,469        0.3

                                                                                                                   Ireland

                                                              55,200           680,222                             Bank Of Ireland                                                               55,200              680,222
           107,392             1,289,668                                                                           Anglo Irish Bank Corp. PLC                                                   107,392            1,289,668
            43,000            2,214,500                       10,700          551,050                              Ryanair Holdings PLC [ADR]*                                                   53,700           2,765,550
                               3,504,168        2.3                          1,231,272        2.6                                                                                                                  4,735,440       2.3

                                                                                                                   Israel
            28,690            1,632,174         1.1                                 ------------                   Teva Pharmaceutical Industries Ltd. [ADR]                                     28,690           1,632,174        0.8

                                                                                                                   Italy
                                                              59,950           952,018                             Eni SPA                                                                       59,950              952,018
            65,200             1,099,060                                                                           Merloni Elettrodomestici SPA                                                  65,200            1,099,060
                                                             189,547           494,697                             Telecom Italia SPA*                                                          189,547              494,697
                           ------------                      111,000           547,135                             UniCredito Italiano SPA                                                      111,000             547,135
                               1,099,060        0.7                          1,993,850        4.2                                                                                                                  3,092,910       1.5

                                                                                                                   Japan
            34,200             1,801,228                                                                           Aksul Corp                                                                    34,200            1,801,228
            70,800             3,426,170                      21,000         1,016,236                             Canon, Inc.                                                                   91,800            4,442,406
                                                               8,500           456,179                             Disco Corp.                                                                    8,500              456,179
                                                                 100           452,995                             East Japan Railway Co.                                                           100              452,995
            55,500             3,337,017                                                                           FANUC Ltd.                                                                    55,500            3,337,017
                                                              49,000           358,803                             Hankyu Department Stores, Inc.                                                49,000              358,803
                                                             124,000           728,649                             Hitachi Ltd.                                                                 124,000              728,649
                                                              40,600           439,478                             House Foods Corp.                                                             40,600              439,478
            27,000             2,443,717                                                                           Hoya Corp.                                                                    27,000            2,443,717
            17,200             3,783,108                                                                           Keyence Corp.                                                                 17,200            3,783,108
                                                             161,000           871,378                             Komatsu Ltd.                                                                 161,000              871,378
                                                              14,500           553,964                             Lawson, Inc.                                                                  14,500              553,964
                                                             166,000           456,015                             Mitsubishi Heavy Industries Ltd.                                             166,000              456,015
            19,766             1,521,084                                                                           NEC Electronics Corp.                                                         19,766            1,521,084
                                                               5,600           432,474                             Nintendo Co. Ltd.                                                              5,600              432,474
                                                                 130           580,616                             Nippon Telegraph and Telephone Corp.                                             130              580,616
           290,600             3,256,644                                                                           Nissan Motor Co. Ltd.                                                        290,600            3,256,644
            85,700             4,498,013                                                                           Nitto Denko Corp.                                                             85,700            4,498,013
           254,000             4,362,141                                                                           Nomura Holdings, Inc.                                                        254,000            4,362,141
            22,200             1,302,497                                                                           Oracle Corp.                                                                  22,200            1,302,497
            58,000             1,445,581                                                                           Pioneer Corp.                                                                 58,000            1,445,581
           140,900             2,218,565                                                                           Sharp Corp.                                                                  140,900            2,218,565
            28,300             3,405,731                                                                           SMC Corp.                                                                     28,300            3,405,731
           600,000             3,351,071                                                                           Sumitomo Trust & Banking Co. Ltd.                                            600,000            3,351,071
                                                              54,000           318,297                             The Daimaru, Inc.                                                             54,000              318,297
                                                             216,000           740,728                             Tokyo Gas Co. Ltd.                                                           216,000              740,728
                           ------------                       25,500           726,020                             Toyota Motor Corp.                                                            25,500             726,020
                              40,152,567       25.9                          8,131,832       17.3                                                                                                                 48,284,399      23.9

                                                                                                                   Korea
            39,400             1,438,175                                                                           Kookmin Bank                                                                  39,400            1,438,175
                                                              23,400           461,214                             KT Corp. [ADR]                                                                23,400              461,214
             8,290             3,292,184                                                                           Samsung Electronics Co. Ltd.                                                   8,290            3,292,184
                           ------------                        2,750           546,050                             Samsung Electronics Co. Ltd. [GDR]                                             2,750             546,050
                               4,730,359        3.1                          1,007,264        2.1                                                                                                                  5,737,623       2.8

                                                                                                                   Mexico
                                                              14,050           334,390                             America Movil Cl-L [ADR]                                                      14,050              334,390
           918,900             1,092,249                                                                           America Movil SA de CV                                                       918,900            1,092,249
         1,125,500               955,297                                                                           Grupo Financiero BBVA Bancomer SA de CV*                                   1,125,500              955,297
           517,000            1,345,893                      188,000          489,416                              Wal-Mart de Mexico SA de CV Cl-C                                             705,000           1,835,309
                               3,393,439        2.2                            823,806        1.8                                                                                                                  4,217,245       2.1

                                                                                                                   Netherlands
            58,106             1,421,932                                                                           Euronext NV                                                                   58,106            1,421,932
                                                              34,000           705,937                             ING Groep NV                                                                  34,000              705,937
                                                              24,000           644,160                             Koninklijke (Royal) Philips Electronics NV NY Reg.                            24,000              644,160
                                                              14,000           621,320                             Royal Dutch Petroleum Co. NY Reg.                                             14,000              621,320
                           ------------                       22,100          588,347                              STMicroelectronics NV                                                         22,100             588,347
                               1,421,932        0.9                          2,559,764        5.5                                                                                                                  3,981,696       2.0

                                                                                                                   Singapore
                                                              86,200           708,043                             DBS Group Holdings Ltd.                                                       86,200              708,043
                                                              42,000           588,000                             Flextronics International Ltd.*                                               42,000              588,000
           109,400             1,187,669                                 ------------                              Venture Corp. Ltd.                                                           109,400           1,187,669
                               1,187,669        0.8                          1,296,043        2.8                                                                                                                  2,483,712       1.2

                                                                                                                   South Africa
                           ------------                       49,400          707,408         1.5                  Gold Fields Ltd. [ADR]                                                        49,400             707,408        0.4

                                                                                                                   Spain
                                                               9,500           400,016                             Actividades de Construccion y Servicios SA                                     9,500              400,016
                                                                 132             4,317                             Antena 3 Television SA*                                                          132                4,317
            37,500             1,950,005                                                                           Banco Popular Espanol SA                                                      37,500            1,950,005
                                                              53,000           508,319                             Banco Santander Central Hispano SA                                            53,000              508,319
            33,600               959,342                                                                           Grupo Ferrovial SA                                                            33,600              959,342
                           ------------                       39,066          485,946                              Telefonica SA                                                                 39,066             485,946
                               2,909,347        1.9                          1,398,598        3.0                                                                                                                  4,307,945       2.1

                                                                                                                   Sweden
            22,000               772,737                                                                           Atlas Copco AB Cl-A                                                           22,000              772,737
                                                              34,000         1,120,135                             Autoliv, Inc.                                                                 34,000            1,120,135
                           ------------                       17,000          505,587                              Sandvik AB                                                                    17,000             505,587
                                 772,737        0.5                          1,625,722        3.5                                                                                                                  2,398,459       1.2

                                                                                                                   Switzerland
            44,000             2,594,806                                                                           Adecco SA                                                                     44,000            2,594,806
            22,500               901,442                                                                           Logitech International SA*                                                    22,500              901,442
                                                               3,000           660,496                             Nestle SA                                                                      3,000              660,496
                                                              15,000           575,550                             Novartis AG [ADR]                                                             15,000              575,550
            61,610             3,783,265                                                                           UBS AG                                                                        61,610            3,783,265
                                                               7,900           485,113                             UBS AG                                                                         7,900              485,113
                           ------------                        3,200          409,777                              Zurich Financial Services AG                                                   3,200              409,777
                               7,279,513        4.7                          2,130,936        4.5                                                                                                                  9,410,449       4.7

                                                                                                                   Taiwan
           270,000             1,207,947                                                                           Hon Hai Precision Industry Co. Ltd.                                          270,000            1,207,947
           127,000             1,308,315                                                                           MediaTek, Inc.                                                               127,000            1,308,315
           599,500             1,632,192                                            ------------                   Quanta Computer, Inc.                                                        599,500           1,632,192
                               4,148,454        2.7                                 ------------                                                                                                                   4,148,454       2.1

                                                                                                                   Thailand
           199,000               428,976        0.3                                 ------------                   Bangkok Bank Public Company Ltd.*                                            199,000             428,976        0.2

                                                                                                                   United Kingdom
           177,100             1,863,293                                                                           3i Group PLC                                                                 177,100            1,863,293
           132,800               809,028                                                                           Acambis PLC*                                                                 132,800              809,028
                                                              57,900         1,184,941                             Anglo American PLC                                                            57,900            1,184,941
           850,800             3,880,135                                                                           BG Group PLC                                                                 850,800            3,880,135
           511,600             4,017,426                                                                           BHP Billiton PLC                                                             511,600            4,017,426
                                                              37,000           447,360                             Boots Group PLC                                                               37,000              447,360
                                                              92,000           638,531                             BP PLC                                                                        92,000              638,531
           320,500             3,480,799                                                                           British Sky Broadcasting Group PLC*                                          320,500            3,480,799
           272,700             1,144,175                                                                           Capita Group PLC                                                             272,700            1,144,175
                                                              55,300           650,323                             Diageo PLC                                                                    55,300              650,323
                                                              58,000           746,542                             Exel PLC                                                                      58,000              746,542
                                                              12,000           519,480                             GlaxoSmithKline PLC [ADR]                                                     12,000              519,480
           283,500             3,297,854                                                                           HBOS PLC                                                                     283,500            3,297,854
           162,800             2,452,789                      39,000           587,585                             HSBC Holdings PLC                                                            201,800            3,040,374
                                                              18,000           270,325                             HSBC Holdings                                                                 18,000              270,325
                                                              55,000           381,964                             Lloyds TSB Group PLC                                                          55,000              381,964
            80,000             1,967,113                                                                           Man Group PLC                                                                 80,000            1,967,113
           108,195             2,276,669                                                                           Reckitt Benckiser PLC                                                        108,195            2,276,669
                                                              57,000           443,008                             Reed Elsevier PLC                                                             57,000              443,008
                                                              26,500           710,066                             Royal Bank of Scotland Group PLC                                              26,500              710,066
           222,017             3,550,901                                                                           Standard Chartered PLC                                                       222,017            3,550,901
           817,400             3,277,007                     248,700           997,054                             Tesco PLC                                                                  1,066,100            4,274,061
                                                             463,000          972,293                              Vodafone Group PLC                                                           463,000             972,293
                              32,017,189       20.7                          8,549,472       18.2                                                                                                                 40,566,661      20.1

                            152,377,619        98.5                        46,426,830        98.9                  TOTAL FOREIGN STOCK                                                                          198,804,449       98.6
                                         -----------                                   -----------
                                         -----------                                   -----------

                             152,377,619       98.5                         46,426,830       98.9 Total Investments                                                                                              198,804,449      98.6

                              2,381,670         1.5                            495,916        1.1 Other Assets less Liabilities                                                                                    2,877,586       1.4
                                         -----------                 -----------------------------                                                                                                      -------------------------------
                                         -----------                 -----------------------------                                                                                                      -------------------------------
                             154,759,289      100.0                         46,922,746      100.0 Net Assets       $                                                                                             201,682,035     100.0
                                                                                                  ________________________________________________________________________________________________________________________
                   ----------------------                            ------------------
                   ----------------------                            ------------------
                             110,484,781                                    38,806,179            Cost of investments                                                                                            149,290,960
                                                                                                  See Notes to Pro-forma Financial Statements.

                    Pro Forma Financial Statements
                 Statement of Assets and Liabilities
November 30, 2003

                                                                                           ASAF Advisor Funds
                                                                       -----------------------------------------------------------      ---------------------     -------------------     ----------------------
                                                                       -----------------------------------------------------------      ---------------------     -------------------     ----------------------
                                                                              William Blair                                                   Combined                 Proforma                 Pro Forma
                                                                             International Growth             International Equity            balances                  adjustments             Combined
                                                                       --------------------------------------------------------------------------------------     ----------------------------------------------
                                                                       -----------------------------     -------------------------      ---------------------     -------------------     ----------------------

Assets
Investments in securities at value                                                     $152,377,619                   $46,426,830               $198,804,449                       -               $198,804,449
Cash                                                                                      1,127,969                       589,309                  1,717,278                       -                 $1,717,278
Foreign Currency                                                                          1,425,012                                                1,425,012                       -                 $1,425,012
Unrealized gain on foreign currency exchange contracts                                                                      2,261                      2,261                       -                     $2,261

Receivable for:
  Fund shares sold                                                                          415,359                        47,665                    463,024                       -                   $463,024
  Futures Variation Margin                                                                                                105,996                    105,996                       -                   $105,996
  Dividends and Interest                                                                    311,651                       393,205                    704,856                       -                   $704,856
Prepaid expenses                                                                             10,751                        29,251                     40,002                                            $40,002
                                                                       -----------------------------     -------------------------      ---------------------     -------------------     ----------------------
                                                                       -----------------------------     -------------------------      ---------------------     -------------------     ----------------------

Total Assets                                                                            155,668,361                    47,594,517                203,262,878                                        203,262,878
                                                                       -----------------------------     -------------------------      ---------------------     -------------------     ----------------------
                                                                       -----------------------------     -------------------------      ---------------------     -------------------     ----------------------

Liabilities
Payable to Investment Manager                                                               113,733                        23,634                    137,367                 130,439 (b)                267,806
Payable for:
  Securities purchased                                                                                                    248,917                    248,917                       -                    248,917
  Fund shares redeemed                                                                      371,266                       297,580                    668,846                       -                    668,846
  Accrued expenses and other liabilities                                                    299,185                        66,095                    365,280                (130,439)(b)                234,841
  Distribution fees                                                                         115,824                        33,415                    149,239                       -                    149,239
Deferred Trustee's fees                                                                       9,064                         2,130                     11,194                       -                     11,194

                                                                       -----------------------------     -------------------------      ---------------------     -------------------     ----------------------
                                                                       -----------------------------     -------------------------      ---------------------     -------------------     ----------------------
Total Liabilities                                                                           909,072                       671,771                  1,580,843                       -                  1,580,843
                                                                       -----------------------------     -------------------------      ---------------------     -------------------     ----------------------
                                                                       -----------------------------     -------------------------      ---------------------     -------------------     ----------------------

Net Assets                                                                             $154,759,289                   $46,922,746                201,682,035                       -               $201,682,035
                                                                       =============================     =========================      =====================     ===================     ======================
                                                                       =============================     =========================      =====================     ===================     ======================

Net Assets were comprised of:
     Shares of beneficial interest, at par ($.01 per share)                                 $14,697                        $8,025                    $22,722                  (3,583)(a)                $19,139
     Paid-in capital in excess of par                                                   303,636,844                    70,757,834                374,394,678                   3,583 (a)           $374,398,261
                                                                       -----------------------------     -------------------------      ---------------------                             ----------------------
                                                                       -----------------------------     -------------------------      ---------------------                             ----------------------
                                                                                        303,651,541                    70,765,859                374,417,400                                       $374,417,400
Undistributed Net Investment Income/Loss                                                 (1,533,237)                       (2,130)                (1,535,367)                                       ($1,535,367)
Accumulated Net Realized Gain/(Loss) on
  Investments                                                                          (189,222,625)                  (31,467,138)              (220,689,763)                                     ($220,689,763)
Net Unrealized Gain/(Loss) on Investments                                                41,863,610                     7,626,155                 49,489,765                                        $49,489,765
                                                                       -----------------------------     -------------------------      ---------------------                             ----------------------
                                                                       -----------------------------     -------------------------      ---------------------                             ----------------------
Net Assets at October 31, 2003                                                          154,759,289                    46,922,746                201,682,035                                       $201,682,035
                                                                       =============================     =========================      =====================                             ======================
                                                                       =============================     =========================      =====================                             ======================
Investments at cost                                                                     110,484,781
Foreign currency at cost                                                                  1,399,863
                                                                                                                                                                        # of shares
                                                                                                                                                                  ------------------------
                                                                                                                                                                  -------------------
Class A :
Net Assets                                                                               31,740,979                    15,708,902                 47,449,881                                         47,449,881
Shares outstanding                                                                        2,961,326                     2,651,737                  5,613,063              (1,186,150)                 4,426,913
Net Asset Value and Redemption Price Per share                                                10.72                          5.92                       8.45                                              10.72
                                                                       =============================     =========================      =====================                             ======================
                                                                       =============================     =========================      =====================                             ======================
  Maximum Sales Charge                                                                        5.75%                         5.75%                                                                         5.75%
                                                                       -----------------------------     -------------------------                                                        ----------------------
                                                                       -----------------------------     -------------------------                                                        ----------------------
Offering Price Per Share*                                                                     11.37                          6.28                                                                         11.37
                                                                       =============================     =========================                                                        ======================
                                                                       =============================     =========================                                                        ======================

Class B:
Net Assets                                                                               68,264,567                    16,999,573                 85,264,140                                         85,264,140
Shares outstanding                                                                        6,515,651                     2,923,011                  9,438,662              (1,300,452)                 8,138,210
Net Asset Value and Redemption Price Per share                                                10.48                          5.82                       9.03                                              10.48
                                                                       =============================     =========================      =====================                             ======================
                                                                       =============================     =========================      =====================                             ======================

Class C :
Net Assets                                                                               34,245,422                     9,973,924                 44,219,346                                         44,219,346
Shares outstanding                                                                        3,262,214                     1,720,562                  4,982,776                (770,447)                 4,212,329
Net Asset Value and Redemption Price Per share                                                10.50                          5.80                       8.87                                              10.50
                                                                       =============================     =========================      =====================                             ======================
                                                                       =============================     =========================      =====================                             ======================
                                                                                                 1%                            1%                                                                            1%
                                                                                              10.61                          5.86                                                                         10.61
                                                                       =============================     =========================                                                        ======================
                                                                       =============================     =========================                                                        ======================
Class X :
Net Assets                                                                               20,508,321                     4,240,347                 24,748,668                                         24,748,668
Shares outstanding                                                                        1,957,322                       728,832                  2,686,154                (324,132)                 2,362,022
Net Asset Value and Redemption Price Per share                                                10.48                          5.82                       9.21                                              10.48
                                                                       =============================     =========================      =====================                             ======================
                                                                       =============================     =========================      =====================                             ======================

*On sales of %50,000 or more, the offering price of Class A shares is reduced.
(a)  Adjustment to reflect changes in par amount of shares outstanding due to shares issued to acquired fund shareholders
(b)  Adjustment to reflect reduction in expenses as stated on the Proforma income statement.  As expenses are subsidized, they are offset amount due to Manager.
                                                                       See Notes to Pro Forma Financial Statements

                           Pro Forma Financial Statements
                             Statement of Operations
                                                                                                                                             For the merger of ASAF International Equity in to ASAF William Blair International Growth
                        For the Twelve Months Ended October 31, 2003

                                                                                                                     ASAF Advisor Fund, Inc
                                                                                                  --------------------------------------------------------------    ------------------------------     --------------------      -------------------------
                                                                                                  --------------------------------------------------------------    ------------------------------     ---------------------------------------------------
                                                                                                         William Blair                    International                       Combined                         Pro Forma                Pro Forma
                                                                                                         Intl. Growth                        Equity                           Balances                        Adjustments                Combined
                                                                                                  ----------------------------    ------------------------------    ------------------------------     ---------------------------------------------------
                                                                                                  ----------------------------    ------------------------------    ------------------------------     --------------------      -------------------------
NET INVESTMENT INCOME
Income
  Interest                                                                                                             65,810                            28,573                            94,383                        -                        $94,383
  Dividend                                                                                                          2,487,752                         1,076,159                         3,563,911                        -                     $3,563,911
  Foreign taxes withheld                                                                                             (275,137)                         (108,047)                         (383,184)                       -                      ($383,184)

                                                                                                  ----------------------------    ------------------------------    ------------------------------     --------------------      -------------------------
                                                                                                  ----------------------------    ------------------------------    ------------------------------     --------------------      -------------------------
Total Investment Income                                                                                             2,278,425                           996,685                         3,275,110                        -                     $3,275,110

Expenses
    Advisory fee                                                                                                    1,374,452                           488,501                         1,862,953                  (48,492)(a)                 $1,814,461
    Distribution fee - Class A                                                                                        145,138                            79,218                           224,356                        -                       $224,356
    Distribution fee - Class B                                                                                        603,675                           154,758                           758,433                        -                       $758,433
    Distribution fee - Class C                                                                                        302,521                            93,533                           396,054                        -                       $396,054
    Distribution fee - Class X                                                                                        173,898                            37,366                           211,264                        -                       $211,264
    Shareholder Servicing fees                                                                                        763,975                           300,916                         1,064,891                        -                     $1,064,891
    Administration and Accounting fees                                                                                120,513                            52,436                           172,949                  (13,000)(b)                   $159,949
    Custodian fees                                                                                                    102,710                            29,747                           132,457                   (5,000)(b)                   $127,457
   Audit and legal fees                                                                                                18,492                             5,945                            24,437                   (4,095)(b)                    $20,342
   Directors fees                                                                                                      12,758                             4,852                            17,610                 $ (4,852)(b)                    $12,758
    Registration fees                                                                                                  42,000                            60,000                           102,000                  (50,000)(b)                    $52,000
   Printing fees                                                                                                       95,198                            30,542                           125,740                        -                       $125,740
    Miscellaneous                                                                                                      22,811                            12,269                            35,080                   (5,000)                       $30,080
                                                                                                  ----------------------------    ------------------------------    ------------------------------     --------------------      -------------------------
                                                                                                  ----------------------------    ------------------------------    ------------------------------     --------------------      -------------------------
                    Total Expenses                                                                                  3,778,141                         1,350,083                         5,128,224                 (130,439)( c)                $4,997,785
Less: Advisory fee waiver and expense                                                                                (360,319)                         (274,327)                         (634,646)                 130,439                       (504,207)

                                                                                                  ----------------------------    ------------------------------    ------------------------------     --------------------      -------------------------
                                                                                                  ----------------------------    ------------------------------    ------------------------------     --------------------      -------------------------
Net expenses                                                                                                        3,417,822                         1,075,756                         4,493,578                        -                     $4,493,578

                                                                                                  ----------------------------    ------------------------------    ------------------------------     --------------------      -------------------------
                                                                                                  ----------------------------    ------------------------------    ------------------------------     --------------------      -------------------------
Net investment income/(loss)                                                                                       (1,139,397)                          (79,071)                       (1,218,468)                       -                    ($1,218,468)
                                                                                                  ----------------------------    ------------------------------    ------------------------------     --------------------      -------------------------
                                                                                                  ----------------------------    ------------------------------    ------------------------------     --------------------      -------------------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net Realized Gain/ (loss) on:
  Securities                                                                                                      (14,176,953)                       (3,235,092)                      (17,412,045)                       -                   ($17,412,045)
  Foreign Currency Transactions                                                                                      (999,385)                           (5,032)                       (1,004,417)                       -                    ($1,004,417)
                                                                                                  ----------------------------    ------------------------------    ------------------------------     --------------------      -------------------------
                                                                                                  ----------------------------    ------------------------------    ------------------------------     --------------------      -------------------------
                                                                                                                  (15,176,338)                       (3,240,124)                      (18,416,462)                       -                   ($18,416,462)

Net Change in Unrealized Appreciation:
  Securities                                                                                                       52,983,791                        12,213,617                        65,197,408                        -                    $65,197,408
  Translation of assets and liabilities denominated in
  foreign currency                                                                                                    678,524                             1,583                           680,107                        -                       $680,107
  Unrealized Foreign Capital GainTax on
    appreciated securities                                                                                            (88,612)                                                            (88,612)                       -                       ($88,612)
                                                                                                  ----------------------------    ------------------------------
                                                                                                  ----------------------------    ------------------------------
Net Change in Unrealized Appreciation:
                                                                                                                                                                    ------------------------------     --------------------      -------------------------
                                                                                                                                                                    ------------------------------     --------------------      -------------------------
  ( Depreciation)                                                                                                  53,573,703                        12,215,200                        65,788,903                        -                    $65,788,903
                                                                                                  ----------------------------    ------------------------------    ------------------------------     --------------------      -------------------------
                                                                                                  ----------------------------    ------------------------------    ------------------------------     --------------------      -------------------------
Net Gain on Investments                                                                                            38,397,365                         8,975,076                        47,372,441                        -                    $47,372,441
                                                                                                  ----------------------------    ------------------------------    ------------------------------     --------------------      -------------------------
                                                                                                  ----------------------------    ------------------------------    ------------------------------     --------------------      -------------------------

Net Increase in Net Assets Resulting from Operations                                                               37,257,971                         8,896,005                        46,153,976                        -                    $46,153,976
                                                                                                  ============================    ==============================    ==============================     ====================      =========================
                                                                                                  ============================    ==============================    ==============================     ====================      =========================

----------------------------------------------------------------------------------------------------------------------------------------------------------------
(a) Adjustment to reflect lower management fee rate applicable to acquiring fund.
(b) Adjustment to reflect elimination of duplicative expenses and or economies of scale.
(c ) No adjustment is made to increase average net assets and allocation thereof to respective share classes in the proforma amounts as the  expenses are already capped for the acquiring fund and the fund is subsidized
( d)  Voluntary expense waiver of management fees is not reflected as the fund is already being subsidized.
                                                                                                  See Notes to Pro Forma Financial Statements

                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                              FILE NOS. 333-______ & 811-5186

                                                         FORM N-14

                                                          PART C

                                                     OTHER INFORMATION
                                                     -----------------

Item 15.  Indemnification

Section 2-418 of the General Corporation Law of the State of Maryland provides for indemnification of officers, directors, employees and agents of a Maryland  corporation.  With respect to indemnification of the officers and directors of the Registrant, and of other employees and agents to such extent as shall be authorized by the Board of
Directors or the By-laws of the Registrant and be permitted by law, reference is made to Article VIII, Paragraph  (a)(5)
of the Registrant's Articles of Incorporation and Article V of the Registrant's By-laws, both incorporated by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the
Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities  being registered, the
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits
4(A), 12(A), 14(A) and 16(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Articles of Incorporation of Registrant  previously filed with the Registration  Statement filed on Form N-1A on March 10, 1997.

                  (B)      Articles of Amendment  of  Registrant  dated July 3, 1997  previously  filed with  Pre-Effective
                           Amendment No. 3 to Registration Statement filed on Form N-1A on July 11, 1997.

                  (C)      Articles of Amendment of Registrant  dated July 17, 1997  previously  filed with  Post-Effective
                           Amendment No. 1 to Registration Statement filed on Form N-1A on October 17, 1997.

                  (D)      Articles   Supplementary   of  Registrant   dated  December  29,  1997  previously   filed  with
                           Post-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on June 5, 1998.

                  (E)      Articles  Supplementary of Registrant dated August 14, 1998 previously filed with Post-Effective
                           Amendment No. 5 to Registration Statement filed on Form N-1A on December 31, 1998.

                  (F)      Articles   Supplementary   of  Registrant   dated  December  16,  1998  previously   filed  with
                           Post-Effective  Amendment  No. 5 to  Registration  Statement  filed on Form N-1A on December 31,
                           1998.

                  (G)      Articles   Supplementary   of  Registrant   dated  September  24,  1999  previously  filed  with
                           Post-Effective Amendment No. 8 to Registration Statement filed on Form N-1A on October 18, 1999.

                  (H)      Articles   Supplementary   of  Registrant   dated  February  16,  2000  previously   filed  with
                           Post-Effective Amendment No. 10 to Registration Statement filed on Form N-1A on March 2, 2000.

                  (I)      Articles  Supplementary  of Registrant  dated May 1, 2000 previously  filed with  Post-Effective
                           Amendment No. 12 to Registration Statement filed on Form N-1A on August 22, 2000.

                  (J)      Articles   Supplementary   of  Registrant   dated  September  8,  2000  previously   filed  with
                           Post-Effective  Amendment No. 13 to  Registration  Statement  filed on Form N-1A on December 15,
                           2000.

                  (K)      Articles  of  Amendment  of  Registrant   dated   September  8,  2000   previously   filed  with
                           Post-Effective Amendment No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

                  (L)      Articles   Supplementary   of  Registrant   dated  February  27,  2001  previously   filed  with
                           Post-Effective Amendment No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

                  (M)      Articles  of  Amendment  of  Registrant   dated   February  27,  2001   previously   filed  with
                           Post-Effective Amendment No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

                  (N)      Articles  of  Amendment  of  Registrant   dated   September  7,  2001   previously   filed  with
                           Post-Effective  Amendment No. 16 to  Registration  Statement filed on Form N-1A on September 14,
                           2001.

                  (O)      Articles  of  Amendment  of  Registrant   dated   November  30,  2001   previously   filed  with
                           Post-Effective  Amendment No. 18 to  Registration  Statement  filed on Form N-1A on December 10,
                           2001.

                  (P)      Articles  of  Amendment  of  Registrant   dated   February  26,  2002   previously   filed  with
                           Post-Effective Amendment No. 20 to Registration Statement filed on Form N-1A on March 1, 2002.

                  (Q)      Articles of Amendment of Registrant  dated April 24, 2002 previously  filed with  Post-Effective
                           Amendment No. 22 to Registration Statement filed on Form N-1A on April 30, 2002.

                  (R)      Articles of Amendment of  Registrant  dated July 1, 2002  previously  filed with  Post-Effective
                           Amendment No. 23 to Registration Statement filed on Form N-1A on December 26, 2002.

                  (S)      Articles  of  Amendment  of  Registrant   dated   November  11,  2002   previously   filed  with
                           Post-Effective  Amendment No. No. 23 to  Registration  Statement  filed on Form N-1A on December
                           26, 2002.

                  (T)      Articles  of  Amendment  of  Registrant   dated   December  15,  2003   previously   filed  with
                           Post-Effective  Amendment No. 26 to  Registration  Statement  filed on Form N-1A on December 29,
                           2003.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws  for  the  Registrant   previously  filed  with  Post-Effective   Amendment  No.  26  to
                           Registration Statement filed on Form N-1A on December 29, 2003.

         (3)      Copies of any voting trust agreement  affecting more than five percent of any class of equity  securities of the Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The Plan of  Reorganization  is included in this  registration  statement  as Exhibit A to the
                             Prospectus/Proxy Statement.

         (5)      Copies of all instruments  defining the rights of holders of the securities being  registered  including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)       Articles of Incorporation of Registrant previously filed with the Registration  Statement filed on Form N-1A on March 10, 1997, Articles of Amendment and Articles  Supplementary of Registrant
                            filed with Pre-Effective  Amendment No. 3 and Post-Effective  Amendments No. 1, 3, 5,8, 10, 12,
                            13, 14, 16, 18, 20, 22, 23 and 26 to the Registration  Statement on Form N-1A on July 11, 1997,
                            October 17, 1997, June 5, 1998,  December 31, 1998, October 18, 1999, March 2, 2000, August 22,
                            2000,  December 15, 2000, March 1, 2001,  September 14, 2001, December 10, 2001, March 1, 2002,
                            April 30, 2002,  December 26, 2002 and  December  29,  2003,  respectively,  and By-laws of the
                            Registrant filed with  Post-Effective  Amendment No. 25 to the Registration  Statement filed on
                            Form N-1A on May 29, 2003.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                  (A)      Form of Investment  Management  Agreement between Registrant and each of Prudential  Investments
                           LLC and American  Skandia  Investment  Services,  Incorporated for each Portfolio was previously filed previously filed with Post-Effective  Amendment No. 25 to Registration  Statement filed on
                           Form N-1A on May 9, 2003.

                  (B)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and William Blair & Company,  LLC for the ASAF International  Equity
                           Fund was previously filed previously filed with Post-Effective  Amendment No. 26 to Registration
                           Statement filed on Form N-1A on December 29, 2003.

                  (C)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and William Blair & Company,  LLC for the ASAF International  Growth
                           Fund was previously filed previously filed with Post-Effective  Amendment No. 25 to Registration
                           Statement filed on Form N-1A on May 9, 2003.

                  (D)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Pilgrim  Baxter & Associates,  Ltd. for the ASAF PBHG Small-Cap
                           Growth Fund was  previously  filed  previously  filed with  Post-Effective  Amendment  No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (E)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Deutsche  Asset  Management,  Inc. for the ASAF DeAM  Small-Cap
                           Growth Fund was  previously  filed  previously  filed with  Post-Effective  Amendment  No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (F)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and GAMCO Investors,  Inc. for the ASAF Gabelli Small-Cap Value Fund
                           was previously  filed  previously  filed with  Post-Effective  Amendment No. 25 to  Registration
                           Statement filed on Form N-1A on May 9, 2003.

                  (G)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Goldman Sachs Asset Management,  L.P. for the ASAF Goldman Sachs
                           Mid-Cap Growth Fund was previously filed previously filed with  Post-Effective  Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (H)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Neuberger Berman Management,  Inc. for the ASAF Neuberger Berman
                           Mid-Cap Value Fund was previously filed previously  filed with  Post-Effective  Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (I)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and INVESCO Funds Group,  Inc. for the ASAF INVESCO  Technology Fund
                           was previously  filed  previously  filed with  Post-Effective  Amendment No. 25 to  Registration
                           Statement filed on Form N-1A on May 9, 2003.

                  (J)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and INVESCO Funds Group,  Inc. for the ASAF INVESCO Health Sciences
                           Fund was previously filed previously filed with Post-Effective  Amendment No. 25 to Registration
                           Statement filed on Form N-1A on May 9, 2003.

                  (K)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and ProFund  Advisors LLC for the ASAF ProFund Managed OTC Fund was
                           previously  filed  previously  filed  with  Post-Effective  Amendment  No.  25  to  Registration
                           Statement filed on Form N-1A on May 9, 2003.

                  (L)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Marsico  Capital  Management,  LLC for the ASAF Marsico Capital
                           Growth Fund was  previously  filed  previously  filed with  Post-Effective  Amendment  No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (M)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Goldman Sachs Asset Management,  L.P. for the ASAF Goldman Sachs
                           Concentrated  Growth Fund was previously filed previously  filed with  Post-Effective  Amendment
                           No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (N)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Deutsche  Asset  Management,  Inc. for the ASAF DeAM  Large-Cap
                           Growth Fund was  previously  filed  previously  filed with  Post-Effective  Amendment  No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (O)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and T. Rowe Price  Associates,  Inc. for the ASAF T. Rowe Price Tax
                           Managed Fund was  previously  filed  previously  filed with  Post-Effective  Amendment No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (P)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Sanford C. Bernstein & Co., LLC for the ASAF Sanford  Bernstein
                           Core Value Fund was previously filed previously  filed with  Post-Effective  Amendment No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (Q)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Sanford C. Bernstein & Co., LLC for the ASAF Sanford  Bernstein
                           Managed Index 500 Fund was previously filed previously filed with  Post-Effective  Amendment No.
                           25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (R)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Alliance  Capital  Management L.P. for the ASAF Alliance Growth
                           and Income Fund was previously filed previously  filed with  Post-Effective  Amendment No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (S)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential Investments LLC and Massachusetts  Financial Services Company for the ASAF MFS Growth
                           with Income Fund was previously filed previously filed with  Post-Effective  Amendment No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (T)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and INVESCO Funds Group,  Inc. for the ASAF INVESCO  Capital Income
                           Fund was previously filed previously filed with Post-Effective  Amendment No. 25 to Registration
                           Statement filed on Form N-1A on May 9, 2003.

                  (U)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and  American  Century  Investment  Management,  Inc.  for the ASAF
                           American   Century   Strategic   Balanced  Fund  was  previously  filed  previously  filed  with
                           Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (V)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Federated  Investment  Counseling  for the ASAF  Federated High
                           Yield Bond Fund was previously filed previously  filed with  Post-Effective  Amendment No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (W)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Pacific  Investment  Management  Company LLC for the ASAF PIMCO
                           Total  Return  Bond  Fund  was  previously  filed  with  Post-Effective   Amendment  No.  25  to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (X)      Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,
                           Prudential Investments LLC and Wells Capital Management, Incorporated for the ASAF Money Market
                           Fund was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

         (7)      Copies of each underwriting or distribution contract between the Registrant and a principal  underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Form of Amended and Restated  Underwriting and  Distribution  Agreement  between  Registrant and
                           American Skandia Marketing,  Incorporated was previously filed with Post-Effective Amendment No.
                           25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (B)      Form of Sales Agreement  between  Registrant and American  Skandia  Marketing,  Incorporated was
                           previously  filed with  Pre-Effective  Amendment No. 3 to  Registration  Statement filed on Form
                           N-1A on July 11, 1997.

         (8)      Copies of all bonus,  profit  sharing,  pension,  or other similar  contracts or  arrangements  wholly or partly for the benefit of directors or officers of the  Registrant in their  capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                  (A)      Form of Deferred Compensation Plan was previously filed with Post-Effective  Amendment No. 10 to
                           Registration Statement filed on Form N-1A on March 2, 2000.

                  (B)      Form of  Amendment  to  Deferred  Compensation  Plan was  previously  filed with  Post-Effective
                           Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

         (9)      Copies of all  custodian  agreements  and  depository  contracts  under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)      Form of Custody Agreement between Registrant and PNC Bank was previously filed with Pre-Effective  Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of  Custody  Agreement  between  Registrant  and Morgan  Stanley  Trust  Company  was  previously  filed with
                           Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(C)      Form of Amendment to Custody  Agreement between  Registrant and PNC Bank was previously filed with  Post-Effective
                           Amendment No. 3 to Registration Statement filed on Form N-1A on June 5, 1998.

(D)      Form of Custody Manager Delegation  Amendment between Registrant and The Chase Manhattan Bank was previously filed with  Post-Effective  Amendment No. 15 to Registration  Statement filed on Form N-1A on July 17,
                           2001.

(E)      Form of  Amendment  to  Custody  Agreement  between  Registrant  and PFPC  Trust  Company  previously  filed  with
                           Post-Effective Amendment No. 10 to Registration Statement filed on Form N-1A on March 2, 2000.

         (10)     Copies  of any  plan  entered  into by  Registrant  pursuant  to Rule  12b-1  under  the 1940 Act and any agreements  with any person relating to  implementation  of the plan, and copies of any plan entered into by  Registrant  pursuant  to Rule 18f-3 under the 1940 Act,  any  agreement  with any person  relating to implementation  of the plan,  any amendment to the plan,  and a copy of the portion of the minutes of the meeting of the Registrant's directors describing any action taken to revoke the plan;

                  (A)        Form of  Distribution  and  Service  Plan  for  Class  A  Shares  was  previously  filed  with
                             Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (B)        Form of  Distribution  and  Service  Plan  for  Class  B  Shares  was  previously  filed  with
                             Post-Effective  Amendment No. 24 to Registration  Statement filed on Form N-1A on February 28,
                             2003.

                  (C)        Form of  Distribution  and  Service  Plan  for  Class  C  Shares  was  previously  filed  with
                             Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (D)        Form of  Distribution  and  Service  Plan  for  Class  X  Shares  was  previously  filed  with
                             Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (E)        Form of  Distribution  and  Service  Plan for New Class X Shares  was  previously  filed  with
                             Post-Effective  Amendment No. 24 to Registration  Statement filed on Form N-1A on February 28,
                             2003.

                  (F)        Form  of Rule  18f-3  Plan  was  previously  filed  with  Post-Effective  Amendment  No.  8 to
                             Registration Statement filed on Form N-1A on October 18, 1999.

         (11)     An opinion  and consent of counsel as to the  legality of the  securities  being  registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was  previously  filed with  Post-Effective  Amendment  No. 24 to
                           Registration Statement filed on Form N-1A on February 28, 2003.

         (12)     An opinion,  and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel  Supporting Tax Matters and  Consequences to Shareholders
                           is filed herewith as Exhibit No. 12(A).

         (13)     Copies of all material  contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(A)      Form of  Administration  Agreement  between  Registrant  and PFPC Inc.  was  previously  filed with  Pre-Effective
                           Amendment No. 2 to the Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of Transfer Agency and Service  Agreement  between  Registrant and American  Skandia Fund Services,  Inc. was
                           previously filed with  Post-Effective  Amendment No. 17 to the  Registration  Statement filed on
                           Form N-1A on October 11, 2001.

(C)      Form of  Sub-transfer  Agency and Service  Agreement  between  American  Skandia  Fund  Services,  Inc. and Boston
                           Financial Data Services,  Inc. was previously filed with Post-Effective  Amendment No. 18 to the
                           Registration Statement filed on Form N-1A on December 10, 2001.

(D)      Form of Administration  Agreement between  Registrant and American Skandia Investment  Services,  Incorporated was
                           previously filed with  Post-Effective  Amendment No. 12 to the  Registration  Statement filed on
                           Form N-1A on August 22, 2000.

         (14)     Copies of any other opinions,  appraisals,  or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                  (A)      Consent of independent  auditors,  PricewaterhouseCoopers  LLP, is filed herewith as Exhibit No.
                           14(A).

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually signed copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement; and

                  (A)       Powers of Attorney is filed herewith as Exhibit No. 16(A).

         (17)     Any additional exhibits which the registrant may wish to file.

                  Not Applicable

Item 17.  Undertakings

                  (a)      The  undersigned  Registrant  agrees  that  prior to any  public  reoffering  of the  securities registered  through the use of prospectus  which is part of this  registration  statement by any person or party who is deemed to be an  underwriter  within the  meaning  of Rule  145(c) of the
                           Securities  Act,  the  reoffering  prospectus  will  contain the  information  called for by the applicable  registration  form for  reofferings  by persons who may be deemed  underwriters,  in addition to the information called for by the other items of the applicable form.

                  (b)      The undersigned  Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the  registration  statement and will not be used until the amendment is  effective,  and that, in  determining  any liability  under the 1933 Act, each post-effective  amendment shall be deemed to be a new registration  statement for the securities offered  therein,  and the  offering  of the  securities  at that time shall be deemed to be the initial bona fide offering of them.

                                                        SIGNATURES
                                                        ----------

As required by the Securities Act of 1933,  this  registration  statement has been signed on behalf of the  Registrant,  in the City of Shelton and State of Connecticut, on the 17th day of February, 2004.

                                                                       American Skandia Advisor Funds, Inc.
                                                                       ------------------------------------
                                                                       (Registrant)

                                                                       By: /s/Edward P. Macdonald
                                                                           Edward P. Macdonald
                                                                           Assistant Secretary

         As required by the  Securities  Act of 1933,  this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date
---------                                            -----                              ----

/s/Judy A. Rice*                            Director and President (Principal           2/17/04
------------                                                                            ---------
Judy A. Rice                                Executive Officer)

/s/Grace Torres                             Treasurer (Principal                        2/17/04
---------------                                                                         ---------
Grace Torres                                Financial and Accounting
                                            Officer)

/s/David E.A. Carson*                       Director                                    2/17/04
-----------------                                                                       ---------
David E.A. Carson

/s/Robert E. LaBlanc*                       Director                                    2/17/04
------------------                                                                     ---------
Robert E. LaBlanc

/s/Douglas H. McCorkindale*                 Director                                    2/17/04
------------------------                                                                ---------
Douglas H. McCorkindale

/s/Richard A. Redeker*                      Director                                    2/17/04
------------------                                                                      ---------
Richard A. Redeker

/s/Robin B. Smith*                          Director                                    2/17/04
---------------                                                                         ---------
Robin B. Smith

/s/Stephen Stoneburn*                       Director                                    2/17/04
-----------------                                                                       ---------
Stephen Stoneburn

/s/Clay T. Whitehead*                       Director                                    2/17/04
------------------                                                                      ---------
Clay T. Whitehead

/s/Robert F. Gunia*                         Director                                    2/17/04
---------------                                                                         ---------
Robert F. Gunia

                                   *By: /s/Edward P. Macdonald
                                       -------------------------------------------------
                                       Edward P. Macdonald
                                       *Pursuant to Powers of Attorney previously filed.

                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                            REGISTRATION STATEMENT ON FORM N-14
                                                       EXHIBIT INDEX

------------------------------ ------------------------------------------------------------------- -------------------
EXHIBIT NO.                    DESCRIPTION                                                         LOCATION
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(A)                         Articles of Incorporation of Registrant                             *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(B)                         Articles of Amendment of Registrant dated July 3, 1997              *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(C)                         Articles of Amendment of Registrant dated July 17, 1997             *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(D)                         Articles Supplementary of Registrant dated December 29, 1997        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(E)                         Articles Supplementary of Registrant dated August 14, 1998          *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(G)                         Articles Supplementary of Registrant dated December 16, 1998        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(H)                         Articles Supplementary of Registrant dated February 16, 2000        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(I)                         Articles Supplementary of Registrant dated May 1, 2000              *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(J)                         Articles Supplementary of Registrant dated September 8, 2000        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(K)                         Articles of Amendment of Registrant dated September 8, 2000         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(L)                         Articles Supplementary of Registrant dated February 27, 2001        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(M)                         Articles of Amendment of Registrant dated February 27, 2001         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(N)                         Articles of Amendment of Registrant dated September 7, 2001         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(O)                         Articles of Amendment of Registrant dated November 30, 2001         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(P)                         Articles of Amendment of Registrant dated February 26, 2002         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(Q)                         Articles of Amendment of Registrant dated April  24, 2002           *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(R)                         Articles of Amendment of Registrant dated July 1, 2002              *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(S)                         Articles of Amendment of Registrant dated November 11, 2002         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(T)                         Articles of Amendment of Registrant dated December 15, 2003         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(2)(A)                         By-laws for the Registrant                                          *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(A)                         Form of Investment Management Agreement between Registrant and      *
                               each of Prudential Investments LLC and American Skandia
                               Investment Services, Incorporated for each Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(B)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               William Blair & Company, LLC for the ASAF International Equity
                               Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(C)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               William Blair & Company, LLC for the ASAF International Growth
                               Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(D)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pilgrim Baxter & Associates, Ltd. for the ASAF PBHG Small-Cap
                               Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(E)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the ASAF DeAM Small-Cap
                               Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(F)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               GAMCO Investors, Inc. for the ASAF Gabelli Small-Cap Value Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(G)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the ASAF Goldman Sachs
                               Mid-Cap Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(H)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Neuberger Berman Management, Inc. for the ASAF Neuberger Berman
                               Mid-Cap Value Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(I)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               INVESCO Funds Group, Inc. for the ASAF INVESCO Technology Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(J)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               INVESCO Funds Group, Inc. for the ASAF INVESCO Health Sciences
                               Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(K)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               ProFund Advisors LLC for the ASAF ProFund Managed OTC Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(L)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Marsico Capital Management, LLC for the ASAF Marsico Capital
                               Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(M)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the ASAF Goldman Sachs
                               Concentrated Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(N)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the ASAF DeAM Large-Cap
                               Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(O)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price Associates, Inc. for the ASAF T. Rowe Price Tax
                               Managed Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(P)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein
                               Core Value Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(Q)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein
                               Managed Index 500 Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(R)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Alliance Capital Management L.P. for the ASAF Alliance Growth and
                               Income Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(S)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the ASAF MFS Growth
                               with Income Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(T)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               INVESCO Funds Group, Inc. for the ASAF INVESCO Capital Income Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(U)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the ASAF
                               American Century Strategic Balanced Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(V)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Federated Investment Counseling for the ASAF Federated High Yield
                               Bond Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(W)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pacific Investment Management Company LLC for the ASAF PIMCO
                               Total Return Bond Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(X)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Wells Capital Management, Incorporated for the ASAF Money Market
                               Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(7)(A)                         Form of Amended and Restated Underwriting and Distribution          *
                               Agreement between Registrant and American Skandia Marketing,
                               Incorporated
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(7)(B)                         Form of Sales Agreement between Registrant and American Skandia     *
                               Marketing, Incorporated
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(8)(A)                         Form of Deferred Compensation Plan                                  *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(8)(B)                         Form of Amendment to Deferred Compensation Plan                     *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(A)                         Form of Custody Agreement between Registrant and PNC Bank           *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(B)                         Form of Custody Agreement between Registrant and Morgan Stanley     *
                               Trust Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(C)                         Form of Amendment to Custody Agreement between Registrant and PNC   *
                               Bank
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(D)                         Form of Custody Manager Delegation Amendment between Registrant     *
                               and The Chase Manhattan Bank
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(E)                         Form of Amendment to Custody Agreement between Registrant and       *
                               PFPC Trust Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(A)                        Form of Distribution and Service Plan for Class A Shares            *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(B)                        Form of Distribution and Service Plan for Class B Shares            *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(C)                        Form of Distribution and Service Plan for Class C Shares            *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(D)                        Form of Distribution and Service Plan for Class X Shares            *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(E)                        Form of Distribution and Service Plan for New Class X Shares        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(F)                        Form of Rule 18f-3 Plan                                             *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(11)(A)                        Opinion and consent of counsel                                      *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(12)(A)                        Form of Opinion and Consent of Counsel Supporting Tax Matters and   Attached
                               Consequences to Shareholders
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(A)                        Form of Administration Agreement between Registrant and PFPC Inc.   *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(B)                        Form of Transfer Agency and Service Agreement between Registrant    *
                               and American Skandia Fund Services, Inc.
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(C)                        Form of Sub-transfer Agency and Service Agreement between           *
                               American Skandia Fund Services, Inc. and Boston Financial Data
                               Services, Inc.
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(D)                        Form of Administration Agreement between Registrant and American    *
                               Skandia Investment Services, Incorporated
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(14)(A)                        Consent of independent auditors, PricewaterhouseCoopers  LLP        To be provided
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(16)(A)                        Powers of Attorney                                                  *
------------------------------ ------------------------------------------------------------------- -------------------